As filed with the SEC on April 28, 2011
Registration No. 333-127346
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 10	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 48	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor) 200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JEFFREY K. CIMINI
President
Empire Fidelity Investments Life Insurance Company
200 Liberty Street, Tower A One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2011, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®

Other funds are managed by:

Credit Suisse Asset Management, LLC ("Credit Suisse"): Credit Suisse International Equity Flex III

Invesco Advisers, Inc. ("Invesco"): Invesco Van Kampen V.I. Global Value Equity

Lazard Asset Management, LLC ("Lazard"): Lazard Retirement Emerging Markets Equity

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt, Morgan Stanley Emerging Markets Equity, and Morgan Stanley Global Tactical Asset Allocation

Pacific Investment Management Company, LLC ("PIMCO"): PIMCO VIT Low Duration, PIMCO VIT Real Return, and PIMCO VIT Total Return

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Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2011. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2011

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About The Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	<Click Here>
Required Distributions on Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions for Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Appendix B: Table of Accumulation Unit Values	<Click Here>
Appendix C: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts or charitable remainder trusts, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 56 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

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Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%B

B You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.43%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

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1 year	3 years	5 years	10 years
$ 271	$ 832	$ 1,420	$ 3,012

Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, NY 10281. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 56 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, LLC
INVESCO
Invesco Van Kampen V.I. Global Value Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Tactical Asset Allocation Portfolio*	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC

* Formerly known as Morgan Stanley International Magnum Portfolio.

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visit Fidelity.com.

Facts About The Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

PRA

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

• Automatic Contract Charge Reduction

Effective December 13, 2010, if your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

• The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

• The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

• We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

PRA

• Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

• Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

PRA

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

PRA

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

PRA

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

PRA

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

PRA

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

1 The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000 (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

PRA

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or annuitant in trust owned contracts), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

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In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

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CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, a grantor of a revocable grantor trust must be an Annuitant, and the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, a second Annuitant may be added on the Annuity Date. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 90th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is either for the sole benefit of the grantor(s) or a charitable remainder trust established under the Internal Revenue Service code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

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Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

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The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

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(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor. A Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust of which the individual(s) is(are) the grantor(s) or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

There may be special income tax issues if you make an assignment to a person who is not your spouse.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, no additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

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3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

PRA

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

PRA

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

PRA

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.49	13.09	487,950
2009	8.93	11.49	405,699
2008	12.58	8.93	485,806
2007	10.93	12.58	332,799
2006	10.22	10.93	156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.94	12.69	181,484
2009	8.27	10.94	252,402
2008	12.92	8.27	266,307
2007	10.90	12.92	129,328
2006	10.24	10.90	55,811
2005	9.82	10.24	13,935

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.46	13.49	1,144,131
2009	8.30	11.46	1,359,362
2008	12.60	8.30	1,481,376
2007	11.60	12.60	1,522,153
2006	10.43	11.60	638,659
2005	9.80	10.43	67,011

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.37	12.26	91,096
2009	6.80	9.37	34,526
2008	10.34	6.80	16,472
2007	11.30	10.34	19,256
2006	10.06	11.30	14,370
2005	9.48	10.06	2,487

PRA

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.49	12.05	72,649
2009	8.72	10.49	85,385
2008	11.12	8.72	129,422
2007*	10.00	11.12	44,674

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.79	12.60	2,874,419
2009	7.97	10.79	3,109,567
2008	13.92	7.97	3,208,159
2007	11.88	13.92	3,011,563
2006	10.67	11.88	1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	7.93	9.92	277,713
2009	6.51	7.93	240,231
2008	9.87	6.51	228,438
2007	10.14	9.87	177,661
2006*	10.00	10.14	92,747

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.51	12.40	106,366
2009	7.75	10.51	103,319
2008	13.22	7.75	95,345
2007	12.40	13.22	182,458
2006	10.92	12.40	136,292
2005	10.05	10.92	2,490

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	7.79	9.15	231,236
2009	4.45	7.79	368,382
2008*	10.00	4.45	75,934

* Period from 5/01/08 to 12/31/08

PRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.43	14.79	389,296
2009	8.43	12.43	494,209
2008	18.50	8.43	546,388
2007	12.71	18.50	700,881
2006	10.92	12.71	212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.21	10.57	851,325
2009	7.10	9.21	950,336
2008	12.42	7.10	1,157,234
2007	12.28	12.42	1,354,444
2006	10.25	12.28	941,683
2005	9.73	10.25	200,358

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	6.75	7.22	179,835
2009	5.31	6.75	180,299
2008	10.69	5.31	187,111
2007	12.40	10.69	78,780
2006	10.71	12.40	87,694
2005	10.05	10.71	12,780

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.13	11.94	1,609,732
2009	10.12	11.13	1,548,871
2008	11.06	10.12	1,306,461
2007	10.45	11.06	968,589
2006*	10.00	10.45	239,659

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.36	11.57	2,809,470
2009	8.73	10.36	3,476,459
2008	11.31	8.73	3,380,380
2007	10.59	11.31	3,356,976
2006*	10.00	10.59	1,532,122

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.19	10.41	1,192,273
2009	7.52	9.19	990,680
2008*	10.00	7.52	329,489

* Period from 5/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.66	11.02	2,834,303
2009	7.78	9.66	3,706,653
2008	11.48	7.78	3,825,596
2007	10.68	11.48	3,770,169
2006*	10.00	10.68	1,473,869

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.16	10.62	1,394,467
2009	7.15	9.16	1,696,646
2008	11.59	7.15	1,850,064
2007	10.70	11.59	1,522,082
2006*	10.00	10.70	550,682

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.30	11.51	489,246
2009	7.28	9.30	543,926
2008	13.82	7.28	699,136
2007	10.93	13.82	752,915
2006	10.27	10.93	377,392
2005	9.69	10.27	93,852

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.73	11.14	216,374
2009	7.67	9.73	217,585
2008	13.22	7.67	274,153
2007	11.83	13.22	189,791
2006	10.50	11.83	126,379
2005	9.94	10.50	18,298

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.92	11.00	184,379
2009	6.14	8.92	203,459
2008	13.70	6.14	93,405
2007	11.16	13.70	109,729
2006	10.63	11.16	41,383
2005	9.86	10.63	4,036

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.10	12.09	65,002
2009	7.00	10.10	52,730
2008	12.69	7.00	49,291
2007	10.39	12.69	40,659
2006	10.32	10.39	9,000
2005	9.68	10.32	3,737

PRA

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.27	11.54	60,096
2009	6.65	9.27	54,366
2008	13.04	6.65	52,674
2007	11.13	13.04	62,040
2006	10.29	11.13	27,108
2005	9.55	10.29	820

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.77	12.59	174,751
2009	8.15	10.77	181,944
2008	12.06	8.15	195,795
2007	10.99	12.06	349,571
2006	10.38	10.99	102,064
2005	9.83	10.38	27,100

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.33	14.03	677,362
2009	8.60	12.33	866,758
2008	11.49	8.60	719,184
2007	11.23	11.49	660,058
2006	10.12	11.23	402,175
2005	9.95	10.12	85,326

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.81	11.25	1,351,965
2009	7.76	9.81	1,543,250
2008	12.36	7.76	1,691,167
2007	11.75	12.36	1,490,341
2006	10.18	11.75	819,948
2005	9.74	10.18	191,759

PRA

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.93	15.59	190,438
2009	8.54	11.93	196,409
2008	14.24	8.54	216,140
2007	12.09	14.24	168,294
2006	10.50	12.09	74,720
2005	9.58	10.50	3,392

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.83	11.34	178,481
2009	6.33	9.83	238,525
2008	12.86	6.33	211,817
2007	12.28	12.86	316,741
2006	10.77	12.28	182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.12	13.04	1,789,979
2009	10.50	12.12	2,837,827
2008	10.88	10.50	1,912,270
2007	10.46	10.88	1,462,588
2006	10.05	10.46	754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.27	12.53	113,895
2009	9.21	11.27	104,387
2008	12.14	9.21	141,900
2007	11.21	12.14	88,291
2006	10.24	11.21	38,329
2005	9.86	10.24	10,368

PRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.25	12.66	374,841
2009	9.09	11.25	350,862
2008	12.14	9.09	418,021
2007	11.21	12.14	384,549
2006	10.26	11.21	227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.30	12.75	388,353
2009	9.05	11.30	440,597
2008	12.44	9.05	441,833
2007	11.42	12.44	445,710
2006	10.32	11.42	271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.97	12.53	557,435
2009	8.54	10.97	658,665
2008	12.72	8.54	681,464
2007	11.57	12.72	587,422
2006	10.37	11.57	339,788
2005	9.83	10.37	16,374

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.91	12.60	152,231
2009	8.42	10.91	159,540
2008	12.83	8.42	149,527
2007	11.65	12.83	179,643
2006	10.40	11.65	71,627
2005	9.82	10.40	16,908

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.58	12.26	250,310
2009	8.06	10.58	257,195
2008	13.06	8.06	227,747
2007	11.77	13.06	210,019
2006	10.43	11.77	91,725
2005	9.81	10.43	730

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.69	12.53	132,369
2009	10.20	11.69	136,988
2008	11.43	10.20	178,181
2007	10.81	11.43	103,811
2006	10.14	10.81	76,036
2005	9.93	10.14	45,091

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.71	13.72	228,051
2009	6.03	10.71	270,772
2008	11.40	6.03	121,750
2007*	10.00	11.40	55,720

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.63	14.94	1,284,840
2009	8.33	11.63	1,199,127
2008	13.80	8.33	1,252,379
2007	11.99	13.80	1,222,520
2006	10.67	11.99	735,637
2005	9.80	10.67	180,901

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.46	11.46	3,953,780
2009	11.41	11.46	7,477,379
2008	11.10	11.41	14,965,093
2007	10.59	11.10	10,722,885
2006	10.13	10.59	4,566,400
2005	10.06	10.13	485,409

PRA

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.76	12.14	606,635
2009	8.53	10.76	736,145
2008	15.24	8.53	828,659
2007	13.04	15.24	946,172
2006	11.08	13.04	515,855
2005	9.78	11.08	106,654

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.60	12.47	292,248
2009	6.99	9.60	240,396
2008	11.67	6.99	235,913
2007	14.23	11.67	183,948
2006	10.45	14.23	431,622
2005	9.77	10.45	16,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.27	14.51	2,004,403
2009	10.22	13.27	2,269,372
2008	11.43	10.22	1,912,911
2007	10.86	11.43	1,643,725
2006	10.09	10.86	976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.80	16.30	306,784
2009	6.55	12.80	320,583
2008	13.36	6.55	179,660
2007	11.63	13.36	205,623
2006	10.78	11.63	61,306
2005	9.96	10.78	20,495

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	7.66	8.98	39,786
2009	5.20	7.66	23,856
2008	9.91	5.20	13,017
2007*	10.00	9.91	10,311

* Period from 05/01/2007 to 12/31/2007

PRA

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.67	12.93	115,471
2009	10.16	11.67	134,384
2008	15.82	10.16	149,948
2007	13.16	15.82	563,898
2006	10.03	13.16	230,312
2005	9.75	10.03	25

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.05	10.63	221,820
2009	6.37	9.05	291,394
2008	11.95	6.37	286,883
2007	11.74	11.95	315,692
2006	10.28	11.74	161,135
2005	9.78	10.28	14,677

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.76	9.62	114,607
2009	6.88	8.76	181,883
2008	12.46	6.88	287,587
2007	11.95	12.46	259,037
2006	10.42	11.95	168,327
2005	9.77	10.42	6,792

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.58	12.09	269,418
2009	6.10	9.58	279,191
2008	12.53	6.10	267,481
2007	11.90	12.53	394,666
2006	10.27	11.90	162,036
2005	9.36	10.27	76,815

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.10	11.31	15,581
2009*	10.00	10.10	13,451

* Period from 12/11/2009 to 12/31/2009

PRA

Invesco Van Kampen V.I. Global Value Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.17	9.04	130,700
2009	7.06	8.17	196,948
2008	11.82	7.06	163,649
2007	11.11	11.82	213,746
2006**	10.00	11.11	93,446

* On May 28, 2010, this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity Subaccount.

** Period from 05/01/2006 to 12/31/2006

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.82	15.74	535,686
2009	7.55	12.82	522,571
2008	14.72	7.55	349,099
2007	11.05	14.72	432,227
2006*	10.00	11.05	124,437

* Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.70	13.90	302,699
2009	9.78	12.70	245,128
2008	11.53	9.78	178,721
2007	10.85	11.53	155,462
2006*	10.00	10.85	45,361

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.49	13.65	322,326
2009	6.78	11.49	435,667
2008	15.68	6.78	414,757
2007	11.19	15.68	719,421
2006*	10.00	11.19	773,849

* Period from 05/01/2006 to 12/31/2006

PRA

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.15	9.64	159,691
2009	6.92	9.15	259,322
2008	12.53	6.92	319,330
2007	10.96	12.53	359,634
2006*	10.00	10.96	246,015

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.15	10.67	1,461,388
2009*	10.00	10.15	700,545

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.29	11.10	703,568
2009*	10.00	10.29	416,044

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.13	10.93	1,623,752
2009*	10.00	10.13	809,004

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.87	15.79	252,235
2009	10.79	13.87	102,087

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.57	16.88	33,083
2009	11.02	14.57	8,926

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.80	18.58	155,776
2009	11.45	15.80	85,470

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.95	22.16	16,865
2009	12.31	16.95	1,920

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.14	15.07	7,482
2009	10.93	13.14	1,174

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.55	18.15	437,973
2009	11.50	15.55	263,260

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.72	18.41	57,066
2009	12.10	14.72	24,620

PRA

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.90	18.74	14,231
2009	11.73	15.90	3,340

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	20.79	24.41	39,335
2009	11.88	20.79	19,594

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.56	19.69	36,449
2009	11.24	16.56	21,810

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.21	17.44	70,595
2009	11.73	15.21	38,033

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.95	18.12	20,686
2009	13.36	16.95	5,470

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.55	12.37	830,086
2009	10.51	11.55	852,461

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.96	14.45	876,458
2009	10.93	12.96	552,112

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.52	15.31	418,733
2009	11.08	13.52	199,052

PRA

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.87	15.80	418,551
2009	11.18	13.87	279,189

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.63	16.95	171,497
2009	11.42	14.63	79,552

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.40	17.81	44,947
2009	11.28	14.40	18,864

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.32	16.38	19,552
2009	11.30	14.32	10,412

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.52	20.37	11,272
2009	11.39	16.52	5,277

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.36	19.56	4,951
2009	11.35	16.36	2,966

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.34	20.34	5,396
2009	11.73	16.34	5,208

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.11	17.66	26,894
2009	11.44	15.11	10,185

PRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.76	16.78	230,575
2009	10.30	14.76	114,298

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.30	16.39	177,059
2009	11.33	14.30	101,807

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.56	21.62	26,032
2009	11.87	16.56	6,439

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	19.82	22.85	12,763
2009	12.78	19.82	13,093

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.01	12.90	730,958
2009	10.41	12.01	907,440

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.36	14.83	1,561
2009	10.92	13.36	0

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.58	15.29	38,503
2009	10.99	13.58	14,602

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.77	15.51	74,886
2009	11.03	13.77	21,587

PRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.39	16.42	93,542
2009	11.21	14.39	102,231

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.61	16.86	52,728
2009	11.28	14.61	24,255

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.96	17.32	21,957
2009	11.41	14.96	319

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	12.00	12.86	42,733
2009	10.49	12.00	22,503

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	21.72	27.81	27,355
2009	12.25	21.72	11,841

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	16.25	20.85	244,990
2009	11.65	16.25	92,492

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.05	10.04	584,762
2009	10.02	10.05	981,184

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.65	16.52	63,384
2009	11.63	14.65	20,305

PRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	20.48	26.59	28,197
2009	14.94	20.48	3,742

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.73	15.00	669,004
2009	10.59	13.73	496,355

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	22.85	29.07	38,112
2009	11.70	22.85	23,211

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	18.60	21.78	4,584
2009	12.62	18.60	349

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	11.90	13.17	6,497
2009	10.36	11.90	4,427

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	17.53	20.58	22,589
2009	12.36	17.53	18,639

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.12	16.59	7,279
2009	11.88	15.12	9,445

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	20.05	25.29	24,249
2009	12.77	20.05	8,292

PRA

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.10	11.30	12,360
2009*	10.00	10.10	5,320

* Period from 12/11/2009 to 12/31/2009

Invesco Van Kampen V.I. Global Value Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.11	14.50	13,618
2009*	11.34	13.11	6,133

* On May 28, 2010, this subaccount acquired the assets and liablilties of the Morgan Stanley Global Value Equity Subaccount.

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	20.22	24.80	88,572
2009	11.92	20.22	61,712

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	14.42	15.77	168,634
2009	11.11	14.42	76,021

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	19.91	23.62	44,911
2009	11.76	19.91	28,407

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.59	16.42	23,917
2009	11.80	15.59	14,246

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.15	10.66	1,447,034
2009*	10.00	10.15	671,980

* Period from 09/30/2009 to 12/31/2009

PRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.29	11.09	898,839
2009*	10.00	10.29	279,117

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.13	10.92	1,534,951
2009*	10.00	10.13	551,979

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.10	105,043

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.50	89,217

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.57	125,667

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.10	25,014

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.20	78,436

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.81	445,634

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.39	23,378

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.71	5,102

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.63	89,926

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	13.14	147,500

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.70	63,903

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.47	52,164

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.37	1,225,567

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.90	599,669

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.11	14,593

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.28	704,697

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.54	325,533

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.23	35,255

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.85	36,742

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.20	16,610

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.97	4,813

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.14	12,399

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.96	37,617

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.56	394,869

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.59	241,441

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.20	80,901

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.88	65,777

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	9.97	720,800

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.79	0

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.91	0

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.94	80,411

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.14	171,784

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.30	0

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.41	0

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.38	0

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.65	63,137

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.62	276,144

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.01	977,526

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.85	107,189

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.86	91,562

* Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.25	941,622

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.44	88,451

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.43	14,842

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.49	31,360

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.67	65,587

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.41	5,216

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	12.13	62,392

* Period from 09/7/2010 to 12/31/2010

PRA

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.58	0

* Period from 09/7/2010 to 12/31/2010

Invesco Van Kampen V.I. Global Value Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010**	10.00	11.30	51,027

* On May 28, 2010, this subaccount acquired the assets and liablilties of the Morgan Stanley Global Value Equity Subaccount.

** Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.45	258,043

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	9.89	244,925

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.41	174,542

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	11.29	19,857

* Period from 09/7/2010 to 12/31/2010

PRA

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.08	895,745

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	10.01	791,280

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010*	10.00	9.99	807,901

* Period from 09/7/2010 to 12/31/2010

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0411
1.819863.111

PRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2011

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2011 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0411
1.819864.109

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2010 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2010, 2009 and 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 26, 2011

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) BALANCE SHEETS
(in thousands, except share data) December 31, 2010 and 2009

ASSETS	2010	2009

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $67,559 in 2010 and $62,035 in 2009)	$ 68,785	$ 63,174
Policy Loans	9	5
Total investments	68,794	63,179

Cash and cash equivalents	9,085	9,019
Accrued investment income	423	642
Deferred policy acquisition costs	36,400	33,143
Reinsurance deposit and receivables	111,855	118,434
Property and equipment, net	276	795
Other assets	1,017	835
Income taxes receivable	43	54
Separate account assets	1,569,099	1,377,437

Total assets	$ 1,796,992	$ 1,603,538

LIABILITIES

Future contract and policy benefits	$ 88,895	$ 87,355
Contractholder deposit funds	46,413	50,846
Payable to parent and affiliates	298	1,167
Other liabilities and accrued expenses	1,481	1,544
Deferred tax liability	6,033	5,614
Separate account liabilities	1,569,099	1,377,437

Total liabilities	1,712,219	1,523,963

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	575	535
Retained earnings	68,698	63,540

Total stockholder's equity	84,773	79,575

Total liabilities and stockholder's equity	$ 1,796,992	$ 1,603,538

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	2010	2009	2008

Revenues:
Fees charged to contractholders	$ 11,752	$ 10,057	$ 10,996
Interest on reinsurance deposit	2,805	3,015	3,417
Net investment income	1,101	1,160	1,934
Fund administration fees	541	178	318
Net realized investment gains (losses):
Other than temporary losses on debt securities	--	(2)	(480)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	--	(2)	(480)
Net realized investment gains and losses on sales	1,120	131	1,272
Total net realized investment gains (losses)	1,120	129	792
Premiums	1,072	366	750

Total revenue	18,391	14,905	18,207

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,729	4,925	11,859
Contract and policy benefits and expenses	4,528	4,350	4,647

Total benefits and expenses	11,257	9,275	16,506

Income before income taxes	7,134	5,630	1,701

Income tax expense	1,976	1,477	142

Net income	5,158	4,153	1,559

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	1,204	498	488
Reclassification adjustment for net realized (gains) losses included in net income	(1,120)	(129)	(792)
(Provision) benefit for income taxes related to items of other comprehensive income	(44)	(128)	61

Other comprehensive income (losses), net of tax	40	241	(243)

Comprehensive income	$ 5,198	$ 4,394	$ 1,316

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

Comprehensive income:
Net income	--	--	--	1,559	1,559
Other comprehensive income	--	--	(243)	--	(243)

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

Comprehensive income:
Net income	--	--	--	4,153	4,153
Other comprehensive income	--	--	241	--	241

Balance at December 31, 2009	$ 2,000	$ 13,500	$ 535	$ 63,540	$ 79,575

Comprehensive income:
Net income	--	--	--	5,158	5,158
Other comprehensive income	--	--	40	--	40

Balance at December 31, 2010	$ 2,000	$ 13,500	$ 575	$ 68,698	$ 84,773

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	2010	2009	2008
Cash flows from operating activities:
Net income	$ 5,158	$ 4,153	$ 1,559
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	806	1,085	700
Net realized investment (gains) losses	(1,120)	(129)	(792)
Provision (benefit) for deferred taxes	380	351	100
Change in assets and liabilities:
Accrued investment income	219	(222)	538
Change in deferred policy acquisition costs, net of amortization	(3,260)	(4,666)	353
Future contract and policy benefits	6,829	6,262	14,920
Reinsurance deposit and receivables	6,579	8,042	(1,012)
(Recoverable from) Payable to parent and affiliates, net	(869)	653	508
Income taxes	11	1,278	(288)
Other assets and other liabilities, net	(257)	326	3,948

Net cash provided by operating activities	14,476	17,133	20,534

Cash flows from investing activities:
Purchase of debt securities	(138,008)	(120,426)	(164,017)
Proceeds from sales of debt securities	130,661	99,219	181,546
Proceeds from maturities and calls of debt securities	2,664	3,054	3,565
Investment trades receivable	(5)	23	(3)
Capital expenditures	--	--	(27)

Net cash provided by investing activities	(4,688)	(18,130)	21,064

Cash flows from financing activities:
Change in cash overdraft	--	--	(2,818)
Deposits credited to variable annuity contracts	154,771	140,088	205,040
Deposits credited to fixed annuity contracts	--	--	311
Net transfers (from) to separate account	(18,062)	7,585	(78,246)
Withdrawals from variable annuity contracts	(136,592)	(149,953)	(132,432)
Withdrawals from fixed annuity contracts	(9,839)	(10,842)	(10,764)

Net cash used for financing activities	(9,722)	(13,122)	(18,909)

Net increase (decrease) in cash and cash equivalents	66	(14,119)	22,689

Cash and cash equivalents:
Beginning of year	9,019	23,138	449

End of year	$ 9,085	$ 9,019	$ 23,138

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $11,084,000 and $8,851,000 at December 31, 2010 and 2009, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GWMB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2010 and 2009, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked the future internal replacement assumption based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $276,000 and $795,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2010 and 2009,

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

respectively. Depreciation expense on these capitalized software development costs were $519,000, $615,000 and $377,000 in 2010, 2009, and 2008 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Future Adoption of New Accounting Pronouncements

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. This guidance is effective for fiscal years beginning after December 31, 2011. Early adoption of the guidance is permitted. Additionally, the guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently assessing the impact of this guidance on its financial statements.

The FASB amended accounting guidance that effect consolidation analyses for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the insurer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interest are held for the benefits of a related party policy holder. This amendment is effective on January 1, 2011 for the Company. The amendment should be applied to all periods upon the date of adoption. The Company is currently evaluating the impact of this amendment and does not expect it will have an impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider was no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
Beginning balance	$ 1,272	$ 1,914
Unlocking of benefit ratio	40	(422)
Interest on reserve	88	101
Claims paid	(655)	(517)
Accrual of benefit ratio	210	196

Ending balance	$ 955	$ 1,272

The reinsurance recoverables associated with GMDB were $917,000 and $1,211,000 at December 31, 2010 and 2009, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8%-11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated future internal replacements vary from 3.0% to 6.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2010	2009
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 530,908	$ 528,400
Net amount at risk	$ 20,444	$ 27,184
Average attained age of contractholders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 34,039	$ 33,511
Net amount at risk	$ 7,630	$ 11,850
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
	(in thousands)
Beginning Balance	$ 139	$ 51
Unlocking of benefit ratio	(13)	--
Interest on reserve	4	5
Claims paid	--	--
Accrual of benefit ratio	50	83
Other	(53)	--
Ending Balance	$ 127	$ 139

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $125,000 and $137,000 at December 31, 2010 and 2009, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8%-11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds and 9% for bond funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal value at December 31, 2010 and 2009:

	Years Ended December 31,
	2010	2009
	(in thousands)
Account Value	$ 165,799	$ 151,804
GMWB Value	164,952	154,982
Average attained age of contractholders	69	68

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 1,616	$ 1,580	$ 2,552
Cash and cash equivalents	9	102	164
Total investment income	1,625	1,682	2,716
Less: Investment expenses	524	522	782
Net investment income	$ 1,101	$ 1,160	$ 1,934

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities:
Gross realized gains	$ 1,280	$ 830	$ 2,733
Gross realized losses	$ (160)	$ (699)	$ (1,461)

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $2,000, and $480,000 in 2010, 2009 and 2008, respectively. There were no debt securities that were non-income producing for 2010 and 2009, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 1,226	$ 1,139	$ 387
DAC	(320)	(317)	66
Deferred income tax expense	(331)	(287)	(159)
	$ 575	$ 535	$ 294

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (162)	$ 20,465	42
Greater than 12 months	(2)	205	3
	$ (164)	$ 20,670	45
Below investment grade debt securities:
0-12 months	$ --	$ 5	1
Greater than 12 months	--	--	--
	$ --	$ 5	1

Total	$ (164)	$ 20,675	46

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (151)	$ 11,239	46
Greater than 12 months	--	--	--
	$ (151)	$ 11,239	46
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (151)	$ 11,239	46

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2010 and 2009. Most of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2010. The decline in fair value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 34,394	$ 155	$ (120)	$ --	$ 34,429
Corporate debt securities	30,722	1,218	(39)	--	31,901
Foreign government securities	100	2	--	--	102
Mortgage and asset backed securities	2,343	15	(5)	--	2,353

	$ 67,559	$ 1,390	$ (164)	$ --	$ 68,785
	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses- Temporary	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 30,428	$ 125	$ (135)	$ --	$ 30,418
Corporate debt securities	30,238	1,131	(13)	--	31,356
Foreign government securities	189	--	(2)	--	187
Mortgage and asset backed securities	1,180	34	(1)	--	1,213

	$ 62,035	$ 1,290	$ (151)	$ --	$ 63,174

During 2010 and 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 3,712	$ 3,878
Due after 1 year through 5 years	59,265	60,229
Due after 5 year through 10 years	2,221	2,307
Due after 10 years	18	18
Mortgage and asset backed securities	2,343	2,353
	$ 67,559	$ 68,785

At December 31, 2010 and 2009, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. treasury securities.

At December 31, 2010, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $414,000, respectively. At December 31, 2009, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $397,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2010:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 34,429	$ --	$ 34,429
Corporate debt securities	--	31,901	--	31,901
Foreign government securities	--	102	--	102
Mortgage and asset backed securities	--	2,353	--	2,353
Total available-for-sale debt securities	$ --	$ 68,785	$ --	$ 68,785
Separate account assets	1,569,099	--	--	1,569,099
Total	$ 1,569,099	$ 68,785	$ --	$ 1,637,884

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2009:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 30,418	$ --	$ 30,418
Corporate debt securities	--	31,356	--	31,356
Foreign government securities	--	187	--	187
Mortgage and asset backed securities	--	1,213	--	1,213
Total available-for-sale debt securities	$ --	$ 63,174	$ --	$ 63,174
Separate account assets	1,377,437	--	--	1,377,437
Total	$ 1,377,437	$ 63,174	$ --	$ 1,440,611

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

There were no Level 3 assets held by the Company during 2010.

Changes in Level 3 assets measured at fair value during 2009 were as follows:

	Beginning Balance, January 1, 2009	Total Realized and Unrealized Gains (Losses) Recorded in Revenue	Total Realized and Unrealized Gains (Losses) Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 7	$ (2)	$ 4	$ (9)	$ --	$ --	$ --

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy Loans	$ 9	$ 9	$ 5	$ 5
Reinsurance deposit and receivables	111,855	116,710	118,434	121,312
	$ 111,864	$ 116,719	$ 118,439	$ 121,317

Financial Liabilities:
Contractholder deposit funds	$ 46,413	$ 51,140	$ 50,846	$ 53,730
	$ 46,413	$ 51,140	$ 50,846	$ 53,730

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contractholder Deposit Funds

Fair values for the Company's contractholder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Current:
Federal	$ 1,584	$ 1,425	$ 158
State	12	(299)	(116)
	1,596	1,126	42
Deferred:
Federal	380	351	100
Provision for income taxes	$ 1,976	$ 1,477	$ 142

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2010	2009
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (8,879)	$ (8,097)
Unrealized gains on available-for-sale securities	(440)	(399)
Contractholder reserves	2,693	2,392
Deferred revenue	443	516
Deferred compensation and retirement benefit plans	--	(7)
Other, net	150	(19)

Net deferred tax liability	$ (6,033)	$ (5,614)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 2,497	$ 1,971	$ 595
Dividends received deduction	(575)	(378)	(383)
Other, net	54	(116)	(70)

	$ 1,976	$ 1,477	$ 142

The Company paid FILI federal and state income taxes of $1,585,000, $0 and $500,000 in 2010, 2009 and 2008, respectively, related to the Company's separate-company basis net operating results for the year.

FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or state tax examinations for years before 2007. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $575,000, $378,000, and $383,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2010, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Statutory net income	$ 2,441	$ 1,857	$ 265
Statutory surplus	$ 57,549	$ 54,461	$ 52,056

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $4,671,000, $4,190,000 and $6,404,000 in 2010, 2009 and 2008, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,702,000, $3,348,000, and $3,479,000 in 2010, 2009 and 2008, respectively, for such services. The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $207,000, $196,000 and $197,000 in 2010, 2009, and 2008 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $179,000, $169,000 and $357,000 in 2010, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Commissions, gross	$ 4,671	$ 4,190	$ 6,404
Compensation and benefits	1,246	1,128	2,897
Capitalization of deferred policy acquisition costs	(4,730)	(4,250)	(6,227)
Amortization of deferred policy acquisition costs	1,470	(416)	6,580
Rent expenses	207	198	318
Taxes, licenses and fees	141	448	265
General insurance expenses	3,724	3,627	1,622

	$ 6,729	$ 4,925	$ 11,859

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2010, 2009 and 2008, the Company (decreased) increased amortization by ($1,348,000), ($2,799,000) and $3,191,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The product and associated reinsurance contract were discontinued in 2009 with sales concluding on March 31.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2010). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2010	2009
(in thousands)
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$ 69,415	$ 75,274
Principal Life Insurance Company	37,457	38,402

Reinsurance deposit and receivables	$ 106,872	$ 113,676

Contractholder deposit funds and future benefits	$ 107,972	$ 114,897

Interest on reinsurance deposit	$ 2,756	$ 2,982
Contract and policy benefits and expenses	$ 2,308	$ 2,506

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Direct life premiums	$ 1,403	$ 1,402	$ 1,403
Reinsurance ceded, net of ceding expense allowance	(331)	(1,036)	(653)
Net life premiums	$ 1,072	$ 366	$ 750

Direct contract and policy benefits	$ 17,910	$ 18,867	$ 18,576
Reinsurance ceded	(13,382)	(14,517)	(13,929)
Net contract and policy benefits	$ 4,528	$ 4,350	$ 4,647

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments
Variable Annuity Account A

Annual Report

December 31, 2010

(fidelity_logo_graphic)

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 47,715	$ 61,047	$ 15,251	$ 17,543	$ 51,048	$ 10,973	$ 40,586	$ 6,864
Receivable from EFILI	0	0	1	0	3	0	0	0
Total assets	47,715	61,047	15,252	17,543	51,051	10,973	40,586	6,864
Liabilities:
Payable to EFILI	5	15	0	0	0	0	0	0
Total net assets	$ 47,710	$ 61,032	$ 15,252	$ 17,543	$ 51,051	$ 10,973	$ 40,586	$ 6,864
Net Assets:
Fidelity Retirement Reserves	$ 45,047	$ 0	$ 12,526	$ 0	$ 45,868	$ 0	$ 37,572	$ 0
Fidelity Income Advantage	2,663	0	2,726	0	5,183	0	3,014	0
Fidelity Personal Retirement	0	60,911	0	17,543	0	10,973	0	6,864
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	121	0	0	0	0	0	0
Total net assets	$ 47,710	$ 61,032	$ 15,252	$ 17,543	$ 51,051	$ 10,973	$ 40,586	$ 6,864
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,074	0	325	0	788	0	599	0
Unit Value	$ 21.73	$ 0.00	$ 38.52	$ 0.00	$ 58.20	$ 0.00	$ 62.77	$ 0.00
Fidelity Income Advantage:
Units Outstanding	125	0	72	0	91	0	49	0
Unit Value	$ 21.23	$ 0.00	$ 37.63	$ 0.00	$ 56.85	$ 0.00	$ 61.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,516	0	1,303	0	986	0	569
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 16.78	$ 0.00	$ 17.44	$ 0.00	$ 17.81
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 10.56	$ 0.00	$ 10.57	$ 0.00	$ 11.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	12	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.18	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.85	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.82	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 9,410	$ 4,661	$ 9,681	$ 37,948	$ 39,953	$ 38,516	$ 11,535
Receivable from EFILI	1	1	0	1	0	1	0
Total assets	9,411	4,662	9,681	37,949	39,953	38,517	11,535
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 9,411	$ 4,662	$ 9,681	$ 37,949	$ 39,953	$ 38,517	$ 11,535
Net Assets:
Fidelity Retirement Reserves	$ 8,977	$ 4,238	$ 0	$ 31,914	$ 0	$ 35,641	$ 0
Fidelity Income Advantage	434	424	0	6,035	0	2,876	0
Fidelity Personal Retirement	0	0	9,681	0	39,953	0	11,535
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 9,411	$ 4,662	$ 9,681	$ 37,949	$ 39,953	$ 38,517	$ 11,535
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	240	301	0	893	0	880	0
Unit Value	$ 37.43	$ 14.06	$ 0.00	$ 35.73	$ 0.00	$ 40.52	$ 0.00
Fidelity Income Advantage:
Units Outstanding	12	31	0	173	0	73	0
Unit Value	$ 36.56	$ 13.88	$ 0.00	$ 34.91	$ 0.00	$ 39.58	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	777	0	3,242	0	845
Highest Value	$ 0.00	$ 0.00	$ 16.52	$ 0.00	$ 13.04	$ 0.00	$ 15.79
Lowest Value	$ 0.00	$ 0.00	$ 11.85	$ 0.00	$ 9.97	$ 0.00	$ 11.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 62,459	$ 8,794	$ 3,887	$ 105,109	$ 49,425	$ 13,508	$ 88,885
Receivable from EFILI	1	1	0	2	0	2	0
Total assets	62,460	8,795	3,887	105,111	49,425	13,510	88,885
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 62,460	$ 8,795	$ 3,887	$ 105,111	$ 49,425	$ 13,510	$ 88,885
Net Assets:
Fidelity Retirement Reserves	$ 37,488	$ 7,877	$ 0	$ 97,051	$ 0	$ 11,120	$ 0
Fidelity Income Advantage	4,061	918	0	8,060	0	2,390	0
Fidelity Personal Retirement	20,911	0	3,887	0	49,425	0	19,783
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	69,102
Total net assets	$ 62,460	$ 8,795	$ 3,887	$ 105,111	$ 49,425	$ 13,510	$ 88,885
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	306	0	2,105	0	564	0
Unit Value	$ 35.73	$ 25.74	$ 0.00	$ 46.11	$ 0.00	$ 19.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	116	36	0	179	0	124	0
Unit Value	$ 34.90	$ 25.14	$ 0.00	$ 45.04	$ 0.00	$ 19.28	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,770	0	304	0	3,758	0	1,426
Highest Value	$ 16.39	$ 0.00	$ 16.88	$ 0.00	$ 18.15	$ 0.00	$ 18.58
Lowest Value	$ 11.25	$ 0.00	$ 11.50	$ 0.00	$ 11.81	$ 0.00	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,554
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.46
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,676
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.17
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.41

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 952	$ 1,646	$ 13,750	$ 3,166	$ 6,142	$ 2,461	$ 42,766	$ 27,512
Receivable from EFILI	0	0	2	0	0	0	1	0
Total assets	952	1,646	13,752	3,166	6,142	2,461	42,767	27,512
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 952	$ 1,646	$ 13,752	$ 3,166	$ 6,142	$ 2,461	$ 42,767	$ 27,512
Net Assets:
Fidelity Retirement Reserves	$ 914	$ 0	$ 11,594	$ 0	$ 5,367	$ 0	$ 38,450	$ 0
Fidelity Income Advantage	38	0	2,158	0	775	0	4,317	0
Fidelity Personal Retirement	0	1,646	0	3,166	0	2,461	0	27,512
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 952	$ 1,646	$ 13,752	$ 3,166	$ 6,142	$ 2,461	$ 42,767	$ 27,512
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	62	0	642	0	409	0	1,460	0
Unit Value	$ 14.82	$ 0.00	$ 18.05	$ 0.00	$ 13.11	$ 0.00	$ 26.34	$ 0.00
Fidelity Income Advantage:
Units Outstanding	3	0	122	0	60	0	167	0
Unit Value	$ 14.60	$ 0.00	$ 17.63	$ 0.00	$ 12.81	$ 0.00	$ 25.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	126	0	273	0	212	0	1,806
Highest Value	$ 0.00	$ 18.74	$ 0.00	$ 16.38	$ 0.00	$ 20.37	$ 0.00	$ 20.85
Lowest Value	$ 0.00	$ 11.71	$ 0.00	$ 11.14	$ 0.00	$ 11.00	$ 0.00	$ 11.62
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,654	$ 7,207	$ 11,513	$ 8,415
Receivable from EFILI	0	0	0	0	1	0	1	0
Total assets	5,106	4,627	1,972	1,908	8,655	7,207	11,514	8,415
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,655	$ 7,207	$ 11,514	$ 8,415
Net Assets:
Fidelity Retirement Reserves	$ 4,626	$ 0	$ 1,878	$ 0	$ 8,040	$ 0	$ 10,222	$ 0
Fidelity Income Advantage	480	0	94	0	615	0	1,292	0
Fidelity Personal Retirement	0	4,627	0	1,908	0	7,207	0	8,415
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,655	$ 7,207	$ 11,514	$ 8,415
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	306	0	147	0	538	0	406	0
Unit Value	$ 15.11	$ 0.00	$ 12.82	$ 0.00	$ 14.94	$ 0.00	$ 25.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	32	0	7	0	42	0	52	0
Unit Value	$ 14.89	$ 0.00	$ 12.58	$ 0.00	$ 14.66	$ 0.00	$ 24.72	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	356	0	153	0	433	0	573
Highest Value	$ 0.00	$ 25.29	$ 0.00	$ 13.17	$ 0.00	$ 29.07	$ 0.00	$ 19.69
Lowest Value	$ 0.00	$ 12.09	$ 0.00	$ 10.49	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,334	$ 4,518	$ 4,160	$ 1,793
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	3,706	3,126	1,253	2,271	3,335	4,518	4,160	1,793
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,335	$ 4,518	$ 4,160	$ 1,793
Net Assets:
Fidelity Retirement Reserves	$ 3,528	$ 0	$ 1,235	$ 0	$ 3,112	$ 0	$ 4,059	$ 0
Fidelity Income Advantage	178	0	18	0	223	0	101	0
Fidelity Personal Retirement	0	3,126	0	2,271	0	4,518	0	1,793
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,335	$ 4,518	$ 4,160	$ 1,793
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	246	0	143	0	140	0	306	0
Unit Value	$ 14.36	$ 0.00	$ 8.66	$ 0.00	$ 22.16	$ 0.00	$ 13.28	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	2	0	10	0	8	0
Unit Value	$ 14.09	$ 0.00	$ 8.50	$ 0.00	$ 21.75	$ 0.00	$ 13.03	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	239	0	253	0	297	0	133
Unit Value	$ 0.00	$ 17.66	$ 0.00	$ 18.12	$ 0.00	$ 21.62	$ 0.00	$ 22.16
Highest Value	$ 0.00	$ 11.96	$ 0.00	$ 7.22	$ 0.00	$ 12.20	$ 0.00	$ 12.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 3,900	$ 5,388	$ 11,867	$ 48,764	$ 664	$ 954	$ 1,127	$ 3,098
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	3,900	5,388	11,867	48,764	665	954	1,127	3,098
Liabilities:
Payable to EFILI	0	0	0	1	0	0	0	0
Total net assets	$ 3,900	$ 5,388	$ 11,867	$ 48,763	$ 665	$ 954	$ 1,127	$ 3,098
Net Assets:
Fidelity Retirement Reserves	$ 3,627	$ 0	$ 9,850	$ 0	$ 573	$ 0	$ 995	$ 0
Fidelity Income Advantage	273	0	2,017	0	92	0	132	0
Fidelity Personal Retirement	0	5,388	0	48,763	0	954	0	3,098
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,900	$ 5,388	$ 11,867	$ 48,763	$ 665	$ 954	$ 1,127	$ 3,098
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	186	0	632	0	48	0	85	0
Unit Value	$ 19.50	$ 0.00	$ 15.60	$ 0.00	$ 11.91	$ 0.00	$ 11.72	$ 0.00
Fidelity Income Advantage:
Units Outstanding	14	0	131	0	8	0	11	0
Unit Value	$ 19.21	$ 0.00	$ 15.39	$ 0.00	$ 11.78	$ 0.00	$ 11.59	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	412	0	3,615	0	78	0	257
Highest Value	$ 0.00	$ 26.59	$ 0.00	$ 15.00	$ 0.00	$ 20.34	$ 0.00	$ 22.85
Lowest Value	$ 0.00	$ 10.86	$ 0.00	$ 10.25	$ 0.00	$ 11.54	$ 0.00	$ 11.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 540	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	541	1,283	1,766	3,589	293	941	1,021	2,209
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 541	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Net Assets:
Fidelity Retirement Reserves	$ 418	$ 0	$ 1,703	$ 0	$ 274	$ 0	$ 1,021	$ 0
Fidelity Income Advantage	123	0	63	0	19	0	0	0
Fidelity Personal Retirement	0	1,283	0	3,589	0	941	0	2,209
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 541	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	0	158	0	23	0	83	0
Unit Value	$ 9.77	$ 0.00	$ 10.78	$ 0.00	$ 12.13	$ 0.00	$ 12.35	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	6	0	2	0	0	0
Unit Value	$ 9.66	$ 0.00	$ 10.66	$ 0.00	$ 12.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	127	0	310	0	75	0	175
Highest Value	$ 0.00	$ 16.59	$ 0.00	$ 20.58	$ 0.00	$ 19.56	$ 0.00	$ 12.86
Lowest Value	$ 0.00	$ 9.62	$ 0.00	$ 10.63	$ 0.00	$ 11.97	$ 0.00	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Receivable from EFILI	0	0	0	0	0	0
Total assets	327	1,450	1,351	5,336	3,483	6,992
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Net Assets:
Fidelity Retirement Reserves	$ 327	$ 0	$ 1,351	$ 0	$ 3,483	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,450	0	5,336	0	6,992
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	107	0	272	0
Unit Value	$ 12.51	$ 0.00	$ 12.68	$ 0.00	$ 12.82	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	115	0	413	0	544
Unit Value	$ 0.00	$ 14.83	$ 0.00	$ 15.29	$ 0.00	$ 15.51
Fidelity Freedom Lifetime Income:	$ 0.00	$ 12.53	$ 0.00	$ 12.66	$ 0.00	$ 10.94
Units Outstanding
Highest Value	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,330	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,330	10,434	521	2,807	1,547	3,448
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 2,329	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Net Assets:
Fidelity Retirement Reserves	$ 2,329	$ 0	$ 521	$ 0	$ 1,547	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	10,434	0	2,807	0	3,448
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,329	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	184	0	41	0	124	0
Unit Value	$ 12.66	$ 0.00	$ 12.79	$ 0.00	$ 12.48	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	823	0	205	0	272
Highest Value	$ 0.00	$ 16.42	$ 0.00	$ 16.86	$ 0.00	$ 17.32
Lowest Value	$ 0.00	$ 11.14	$ 0.00	$ 12.60	$ 0.00	$ 12.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,306	$ 583	$ 1,153	$ 4,096	$ 49,207	$ 68,932
Receivable from EFILI	1	1	0	0	0	3
Total assets	2,307	584	1,153	4,096	49,207	68,935
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,307	$ 584	$ 1,153	$ 4,096	$ 49,207	$ 68,935
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 1,036	$ 0	$ 5,796	$ 11,547
Fidelity Income Advantage	0	0	117	0	1,060	5,385
Fidelity Personal Retirement	0	0	0	4,096	42,196	51,702
Fidelity Freedom Lifetime Income	2,307	584	0	0	155	301
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,307	$ 584	$ 1,153	$ 4,096	$ 49,207	$ 68,935
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	107	0	498	1,024
Unit Value	$ 0.00	$ 0.00	$ 9.72	$ 0.00	$ 11.63	$ 11.27
Fidelity Income Advantage:
Units Outstanding	0	0	12	0	92	482
Unit Value	$ 0.00	$ 0.00	$ 9.63	$ 0.00	$ 11.52	$ 11.17
Fidelity Personal Retirement:
Units Outstanding	0	0	0	358	3,665	4,286
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 18.41	$ 12.37	$ 14.45
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 9.92	$ 10.37	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	185	47	0	0	14	29
Unit Value	$ 12.46	$ 12.52	$ 0.00	$ 0.00	$ 10.72	$ 10.39
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 120,857	$ 55,921	$ 26,109	$ 359	$ 1,866	$ 2,539	$ 4,688
Receivable from EFILI	1	4	0	1	0	1	0
Total assets	120,858	55,925	26,109	360	1,866	2,540	4,688
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 120,858	$ 55,925	$ 26,109	$ 360	$ 1,866	$ 2,540	$ 4,688
Net Assets:
Fidelity Retirement Reserves	$ 4,350	$ 7,402	$ 3,498	$ 341	$ 0	$ 2,333	$ 0
Fidelity Income Advantage	800	2,726	1,136	19	0	207	0
Fidelity Personal Retirement	18,990	45,797	21,475	0	1,866	0	4,688
Fidelity Freedom Lifetime Income	142	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	96,576	0	0	0	0	0	0
Total net assets	$ 120,858	$ 55,925	$ 26,109	$ 360	$ 1,866	$ 2,540	$ 4,688
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	424	689	338	29	0	173	0
Unit Value	$ 10.26	$ 10.74	$ 10.35	$ 11.84	$ 0.00	$ 13.49	$ 0.00
Fidelity Income Advantage:
Units Outstanding	78	256	111	2	0	15	0
Unit Value	$ 10.21	$ 10.64	$ 10.25	$ 11.75	$ 0.00	$ 13.39	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,626	3,958	1,891	0	159	0	319
Highest Value	$ 15.31	$ 15.80	$ 16.95	$ 0.00	$ 15.07	$ 0.00	$ 27.81
Lowest Value	$ 10.41	$ 11.02	$ 10.62	$ 0.00	$ 11.20	$ 0.00	$ 12.65
Fidelity Freedom Lifetime Income:
Units Outstanding	14	0	0	0	0	0	0
Unit Value	$ 10.32	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,788	0	0	0	0	0	0
Highest Value	$ 15.02	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,738	0	0	0	0	0	0
Highest Value	$ 14.97	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 9.96	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Receivable from EFILI	0	0	0	0	0	0
Total assets	619	627	1,691	4,122	18,538	12,540
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Net Assets:
Fidelity Retirement Reserves	$ 614	$ 0	$ 1,475	$ 0	$ 10,505	$ 2,825
Fidelity Income Advantage	5	0	216	0	582	426
Fidelity Personal Retirement	0	627	0	4,122	7,451	9,289
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	70	0	163	0	362	106
Unit Value	$ 8.83	$ 0.00	$ 9.04	$ 0.00	$ 28.99	$ 26.54
Fidelity Income Advantage:
Units Outstanding	1	0	24	0	21	16
Unit Value	$ 8.76	$ 0.00	$ 9.00	$ 0.00	$ 28.32	$ 25.92
Fidelity Personal Retirement:
Units Outstanding	0	59	0	360	542	716
Highest Value	$ 0.00	$ 21.78	$ 0.00	$ 24.41	$ 23.62	$ 15.77
Lowest Value	$ 0.00	$ 8.98	$ 0.00	$ 9.15	$ 11.41	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - US Equity I	CST - International Equity Flex III
Assets:
Investments at market value	$ 3,828	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Receivable from EFILI	1	0	0	0	0	0
Total assets	3,829	3,709	3,766	2,258	1,116	1,803
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,829	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Net Assets:
Fidelity Retirement Reserves	$ 1,404	$ 1,533	$ 3,422	$ 1,956	$ 1,075	$ 1,228
Fidelity Income Advantage	268	220	344	302	41	259
Fidelity Personal Retirement	2,157	1,956	0	0	0	316
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,829	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	107	106	158	81	101	109
Unit Value	$ 13.15	$ 14.50	$ 21.61	$ 24.08	$ 10.69	$ 11.24
Fidelity Income Advantage:
Units Outstanding	21	16	16	13	4	23
Unit Value	$ 12.85	$ 14.16	$ 21.11	$ 23.53	$ 10.44	$ 11.22
Fidelity Personal Retirement:
Units Outstanding	203	195	0	0	0	28
Highest Value	$ 16.42	$ 14.50	$ 0.00	$ 0.00	$ 0.00	$ 11.31
Lowest Value	$ 9.64	$ 9.04	$ 0.00	$ 0.00	$ 0.00	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Assets:
Investments at market value	$ 20,740	$ 45,757	$ 28,222	$ 46,463
Receivable from EFILI	3	0	0	0
Total assets	20,743	45,757	28,222	46,463
Liabilities:
Payable to EFILI	0	0	0	0
Total net assets	$ 20,743	$ 45,757	$ 28,222	$ 46,463
Net Assets:
Fidelity Retirement Reserves	$ 6,338	$ 5,285	$ 2,497	$ 3,748
Fidelity Income Advantage	825	432	22	145
Fidelity Personal Retirement	13,580	40,040	25,703	42,570
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 20,743	$ 45,757	$ 28,222	$ 46,463
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	413	499	227	345
Unit Value	$ 15.33	$ 10.59	$ 11.02	$ 10.85
Fidelity Income Advantage:
Units Outstanding	54	41	2	13
Unit Value	$ 15.19	$ 10.56	$ 11.00	$ 10.82
Fidelity Personal Retirement:
Units Outstanding	882	3,804	2,394	3,967
Highest Value	$ 24.80	$ 10.67	$ 11.10	$ 10.92
Lowest Value	$ 11.45	$ 10.08	$ 10.01	$ 9.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 103	$ 107	$ 1,139	$ 1,306	$ 875	$ 179
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	413	0	93	0	334	0
Administrative and other charges	28	0	6	0	22	0
Total expenses	441	0	99	0	356	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	19	0	37	0
Administrative and other charges	7	0	7	0	12	0
Total expenses	29	0	26	0	49	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	142	0	31	0	21
Administrative and other charges	0	35	0	8	0	5
Total expenses	0	177	0	39	0	26
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Total expenses	470	178	125	39	405	26
Net investment income (loss)	(367)	(71)	1,014	1,267	470	153
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	397	828	(2,416)	(197)
Realized gain distributions	31	36	0	0	0	0
Net realized gain (loss) on investments	31	36	397	828	(2,416)	(197)
Unrealized appreciation (depreciation)	0	0	437	(134)	8,524	1,446
Net increase (decrease) in net assets from operations	$ (336)	$ (35)	$ 1,848	$ 1,961	$ 6,578	$ 1,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 100	$ 12	$ 123	$ 60	$ 120	$ 1,373	$ 1,441
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	255	0	65	30	0	267	0
Administrative and other charges	17	0	4	2	0	18	0
Total expenses	272	0	69	32	0	285	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	3	3	0	47	0
Administrative and other charges	7	0	1	1	0	16	0
Total expenses	27	0	4	4	0	63	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	0	17	0	97
Administrative and other charges	0	3	0	0	4	0	24
Total expenses	0	14	0	0	21	0	121
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	299	14	73	36	21	348	121
Net investment income (loss)	(199)	(2)	50	24	99	1,025	1,320
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,050)	(78)	(515)	(241)	(467)	232	1,591
Realized gain distributions	123	20	17	8	17	417	441
Net realized gain (loss) on investments	(1,927)	(58)	(498)	(233)	(450)	649	2,032
Unrealized appreciation (depreciation)	9,911	1,330	1,478	710	1,360	1,174	(117)
Net increase (decrease) in net assets from operations	$ 7,785	$ 1,270	$ 1,030	$ 501	$ 1,009	$ 2,848	$ 3,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 620	$ 175	$ 1,140	$ 97	$ 40	$ 1,204	$ 530
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	256	0	275	58	0	690	0
Administrative and other charges	17	0	18	4	0	46	0
Total expenses	273	0	293	62	0	736	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	29	7	0	57	0
Administrative and other charges	7	0	10	2	0	19	0
Total expenses	29	0	39	9	0	76	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	38	0	6	0	85
Administrative and other charges	0	4	9	0	2	0	21
Total expenses	0	20	47	0	8	0	106
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	302	20	379	71	8	812	106
Net investment income (loss)	318	155	761	26	32	392	424
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(461)	85	(701)	(260)	83	(2,065)	402
Realized gain distributions	187	56	1,102	27	12	44	21
Net realized gain (loss) on investments	(274)	141	401	(233)	95	(2,021)	423
Unrealized appreciation (depreciation)	4,616	734	6,747	1,459	373	16,615	5,974
Net increase (decrease) in net assets from operations	$ 4,660	$ 1,030	$ 7,909	$ 1,252	$ 500	$ 14,986	$ 6,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 211	$ 1,328	$ 2	$ 2	$ 92	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	78	0	8	0	84	0
Administrative and other charges	5	0	0	0	6	0
Total expenses	83	0	8	0	90	0
Fidelity Income Advantage:
Mortality and expense risk charges	17	0	1	0	16	0
Administrative and other charges	6	0	0	0	5	0
Total expenses	23	0	1	0	21	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	35	0	2	0	5
Administrative and other charges	0	9	0	1	0	1
Total expenses	0	44	0	3	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	576	0	0	0	0
Administrative and other charges	0	158	0	0	0	0
Total expenses	0	734	0	0	0	0
Total expenses	106	778	9	3	111	6
Net investment income (loss)	105	550	(7)	(1)	(19)	12
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(64)	815	(24)	39	(618)	(63)
Realized gain distributions	69	452	0	0	0	0
Net realized gain (loss) on investments	5	1,267	(24)	39	(618)	(63)
Unrealized appreciation (depreciation)	1,894	10,866	191	178	2,350	404
Net increase (decrease) in net assets from operations	$ 2,004	$ 12,683	$ 160	$ 216	$ 1,713	$ 353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 12	$ 3	$ 141	$ 72	$ 25	$ 19
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	255	0	34	0
Administrative and other charges	2	0	17	0	2	0
Total expenses	40	0	272	0	36	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	29	0	3	0
Administrative and other charges	2	0	10	0	1	0
Total expenses	7	0	39	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	41	0	8
Administrative and other charges	0	1	0	10	0	2
Total expenses	0	5	0	51	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	47	5	311	51	40	10
Net investment income (loss)	(35)	(2)	(170)	21	(15)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(146)	161	90	629	(375)	69
Realized gain distributions	0	0	121	66	0	0
Net realized gain (loss) on investments	(146)	161	211	695	(375)	69
Unrealized appreciation (depreciation)	1,330	237	9,439	4,444	1,420	706
Net increase (decrease) in net assets from operations	$ 1,149	$ 396	$ 9,480	$ 5,160	$ 1,030	$ 784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 53	$ 50	$ 0	$ 0	$ 61	$ 38
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	0	46	0	68	0
Administrative and other charges	1	0	3	0	5	0
Total expenses	15	0	49	0	73	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	5	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	10	0	13
Administrative and other charges	0	1	0	2	0	3
Total expenses	0	4	0	12	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	16	4	54	12	85	16
Net investment income (loss)	37	46	(54)	(12)	(24)	22
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(158)	19	388	544	(744)	(384)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(158)	19	388	544	(744)	(384)
Unrealized appreciation (depreciation)	309	109	1,099	602	2,415	1,546
Net increase (decrease) in net assets from operations	$ 188	$ 174	$ 1,433	$ 1,134	$ 1,647	$ 1,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 6	$ 3	$ 4	$ 3	$ 18	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	0	15	0	19	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	28	0	16	0	20	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	4	0	6
Administrative and other charges	0	1	0	1	0	2
Total expenses	0	7	0	5	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	30	7	17	5	22	8
Net investment income (loss)	(24)	(4)	(13)	(2)	(4)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(129)	85	(230)	9	16	209
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(129)	85	(230)	9	16	209
Unrealized appreciation (depreciation)	639	332	268	67	650	608
Net increase (decrease) in net assets from operations	$ 486	$ 413	$ 25	$ 74	$ 662	$ 830

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 6	$ 2	$ 48	$ 60	$ 511	$ 2,075
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	0	24	0	80	0
Administrative and other charges	0	0	2	0	5	0
Total expenses	7	0	26	0	85	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	15	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	0	0	2	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	91
Administrative and other charges	0	0	0	2	0	23
Total expenses	0	2	0	9	0	114
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	7	2	28	9	105	114
Net investment income (loss)	(1)	0	20	51	406	1,961
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	94	118	(79)	136	367	1,802
Realized gain distributions	0	0	0	0	294	1,171
Net realized gain (loss) on investments	94	118	(79)	136	661	2,973
Unrealized appreciation (depreciation)	67	65	747	682	(18)	(1,131)
Net increase (decrease) in net assets from operations	$ 160	$ 183	$ 688	$ 869	$ 1,049	$ 3,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 12	$ 34	$ 8	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	7	0	4	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	3	0	8	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	6	0	3
Administrative and other charges	0	0	0	2	0	1
Total expenses	0	2	0	8	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	2	9	8	5	4
Net investment income (loss)	(3)	(2)	3	26	3	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26)	21	(53)	59	(152)	(296)
Realized gain distributions	0	0	12	33	0	0
Net realized gain (loss) on investments	(26)	21	(41)	92	(152)	(296)
Unrealized appreciation (depreciation)	110	117	199	225	199	415
Net increase (decrease) in net assets from operations	$ 81	$ 136	$ 161	$ 343	$ 50	$ 130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 24	$ 45	$ 0	$ 0	$ 19	$ 40
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	2	0	6	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	14	0	2	0	6	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	1	0	5
Administrative and other charges	0	2	0	1	0	1
Total expenses	0	8	0	2	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	8	2	2	6	6
Net investment income (loss)	9	37	(2)	(2)	13	34
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	177	12	40	2	11
Realized gain distributions	1	2	0	0	26	20
Net realized gain (loss) on investments	49	179	12	40	28	31
Unrealized appreciation (depreciation)	208	282	40	87	7	83
Net increase (decrease) in net assets from operations	$ 266	$ 498	$ 50	$ 125	$ 48	$ 148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 6	$ 26	$ 28	$ 110	$ 72	$ 145
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	12	0	24	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	3	0	13	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	10	0	12
Administrative and other charges	0	1	0	2	0	3
Total expenses	0	4	0	12	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	4	13	12	26	15
Net investment income (loss)	3	22	15	98	46	130
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	(4)	(46)	16	27	210
Realized gain distributions	5	32	28	23	41	137
Net realized gain (loss) on investments	(5)	28	(18)	39	68	347
Unrealized appreciation (depreciation)	33	78	185	449	264	265
Net increase (decrease) in net assets from operations	$ 31	$ 128	$ 182	$ 586	$ 378	$ 742

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 48	$ 213	$ 10	$ 54	$ 29	$ 64
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	0	4	0	10	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	17	0	4	0	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	19	0	5	0	6
Administrative and other charges	0	5	0	1	0	2
Total expenses	0	24	0	6	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	24	4	6	11	8
Net investment income (loss)	31	189	6	48	18	56
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18	277	1	12	36	84
Realized gain distributions	17	153	3	22	11	45
Net realized gain (loss) on investments	35	430	4	34	47	129
Unrealized appreciation (depreciation)	208	650	56	276	128	264
Net increase (decrease) in net assets from operations	$ 274	$ 1,269	$ 66	$ 358	$ 193	$ 449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 50	$ 12	$ 3	$ 11	$ 764
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	8	0	41
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	8	0	44
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	8
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	6	72
Administrative and other charges	0	0	0	1	18
Total expenses	0	0	0	7	90
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	12	2	0	0	0
Administrative and other charges	2	1	0	0	0
Total expenses	14	3	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	14	3	9	7	145
Net investment income (loss)	36	9	(6)	4	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	5	52	72	1,103
Realized gain distributions	25	3	0	0	59
Net realized gain (loss) on investments	42	8	52	72	1,162
Unrealized appreciation (depreciation)	162	48	104	573	1,007
Net increase (decrease) in net assets from operations	$ 240	$ 65	$ 150	$ 649	$ 2,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 1,051	$ 1,447	$ 738	$ 270	$ 5	$ 26
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	29	53	24	4	0
Administrative and other charges	6	2	4	2	0	0
Total expenses	88	31	57	26	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	6	23	7	0	0
Administrative and other charges	13	2	7	3	0	0
Total expenses	53	8	30	10	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	98	32	87	38	0	2
Administrative and other charges	24	8	22	9	0	1
Total expenses	122	40	109	47	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	855	0	0	0	0
Administrative and other charges	0	228	0	0	0	0
Total expenses	0	1,083	0	0	0	0
Total expenses	265	1,162	196	83	4	3
Net investment income (loss)	786	285	542	187	1	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,059	1,960	(582)	(92)	7	80
Realized gain distributions	122	253	110	61	0	0
Net realized gain (loss) on investments	1,181	2,213	(472)	(31)	7	80
Unrealized appreciation (depreciation)	5,069	10,706	6,739	3,256	47	97
Net increase (decrease) in net assets from operations	$ 7,036	$ 13,204	$ 6,809	$ 3,412	$ 55	$ 200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 41	$ 71	$ 9	$ 9	$ 13	$ 39
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	3	0	13	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	14	0	3	0	14	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	1	0	2
Administrative and other charges	0	2	0	0	0	2
Total expenses	0	8	0	1	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	8	3	1	16	4
Net investment income (loss)	26	63	6	8	(3)	35
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	50	276	25	30	332	759
Realized gain distributions	1	1	0	0	6	18
Net realized gain (loss) on investments	51	277	25	30	338	777
Unrealized appreciation (depreciation)	348	357	55	50	(209)	(149)
Net increase (decrease) in net assets from operations	$ 425	$ 697	$ 86	$ 88	$ 126	$ 663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)
Income:
Dividends	$ 99	$ 340	$ 140	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	73	30	14	11
Administrative and other charges	5	2	1	0
Total expenses	78	32	15	11
Fidelity Income Advantage:
Mortality and expense risk charges	4	2	2	2
Administrative and other charges	1	1	1	0
Total expenses	5	3	3	2
Fidelity Personal Retirement:
Mortality and expense risk charges	13	13	5	4
Administrative and other charges	3	3	1	0
Total expenses	16	16	6	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	99	51	24	17
Net investment income (loss)	0	289	116	45
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,607)	563	(1,028)	(3,490)
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,607)	563	(1,028)	(3,490)
Unrealized appreciation (depreciation)	4,341	(15)	1,122	3,771
Net increase (decrease) in net assets from operations	$ 2,734	$ 837	$ 210	$ 326

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 16	$ 2	$ 2	$ 297
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	23	14	9	10	63
Administrative and other charges	2	1	1	0	4
Total expenses	25	15	10	10	67
Fidelity Income Advantage:
Mortality and expense risk charges	2	2	0	1	5
Administrative and other charges	1	1	0	1	2
Total expenses	3	3	0	2	7
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	20
Administrative and other charges	0	0	0	0	5
Total expenses	0	0	0	1	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	28	18	10	13	99
Net investment income (loss)	(28)	(2)	(8)	(11)	198
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(289)	(107)	(643)	15	1,874
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(289)	(107)	(643)	15	1,874
Unrealized appreciation (depreciation)	1,337	545	799	189	1,128
Net increase (decrease) in net assets from operations	$ 1,020	$ 436	$ 148	$ 193	$ 3,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Income:
Dividends	$ 621	$ 311	$ 833
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	15	22
Administrative and other charges	3	1	1
Total expenses	40	16	23
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	2
Administrative and other charges	0	0	0
Total expenses	4	0	2
Fidelity Personal Retirement:
Mortality and expense risk charges	71	45	69
Administrative and other charges	18	11	17
Total expenses	89	56	86
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	133	72	111
Net investment income (loss)	488	239	722
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	391	469	237
Realized gain distributions	150	256	1,450
Net realized gain (loss) on investments	541	725	1,687
Unrealized appreciation (depreciation)	600	365	(405)
Net increase (decrease) in net assets from operations	$ 1,629	$ 1,329	$ 2,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (367)	$ (18)	$ (71)	$ 659	$ 1,014	$ 960	$ 1,267	$ 882
Net realized gain (loss) on investments	31	0	36	0	397	559	828	554
Unrealized appreciation (depreciation)	0	0	0	0	437	2,948	(134)	1,815
Net increase (decrease) in net assets from operations	(336)	(18)	(35)	659	1,848	4,467	1,961	3,251
Contract Transactions:
Payments received from contract owners	1,202	1,119	103,658	107,891	271	215	974	616
Transfers between sub-accounts and the fixed account, net	(532)	(29,648)	(108,387)	(135,054)	(755)	1,071	3,612	2,738
Contract benefits	(1,352)	(1,503)	(3,704)	(2,729)	(635)	(312)	(39)	0
Contract terminations	(18,379)	(28,465)	(26,150)	(49,583)	(521)	(457)	(1,342)	(412)
Contract maintenance charges	(14)	(23)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(23)	(67)	0	1	23	25	(1)	1
Net increase (decrease) in net assets from contract transactions	(19,098)	(58,587)	(34,583)	(79,474)	(1,619)	540	3,204	2,943
Total increase (decrease) in net assets	(19,434)	(58,605)	(34,618)	(78,815)	229	5,007	5,165	6,194
Net Assets:
Beginning of period	67,144	125,749	95,650	174,465	15,023	10,016	12,378	6,184
End of period	$ 47,710	$ 67,144	$ 61,032	$ 95,650	$ 15,252	$ 15,023	$ 17,543	$ 12,378
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 470	$ 660	$ 153	$ 156	$ (199)	$ (121)	$ (2)	$ 4
Net realized gain (loss) on investments	(2,416)	(3,873)	(197)	(695)	(1,927)	(3,127)	(58)	(522)
Unrealized appreciation (depreciation)	8,524	15,026	1,446	2,942	9,911	11,231	1,330	1,686
Net increase (decrease) in net assets from operations	6,578	11,813	1,402	2,403	7,785	7,983	1,270	1,168
Contract Transactions:
Payments received from contract owners	103	231	241	61	133	75	56	19
Transfers between sub-accounts and the fixed account, net	(3,740)	(3,530)	734	(1,133)	(1,901)	(2,082)	459	(764)
Contract benefits	(1,505)	(831)	(10)	0	(716)	(398)	(2)	0
Contract terminations	(2,214)	(2,273)	(722)	(213)	(1,429)	(1,298)	(249)	(181)
Contract maintenance charges	(10)	(10)	0	0	(9)	(10)	0	0
Other transfers (to) from EFILI, net	60	22	0	(1)	32	31	(1)	1
Net increase (decrease) in net assets from contract transactions	(7,306)	(6,391)	243	(1,286)	(3,890)	(3,682)	263	(925)
Total increase (decrease) in net assets	(728)	5,422	1,645	1,117	3,895	4,301	1,533	243
Net Assets:
Beginning of period	51,779	46,357	9,328	8,211	36,691	32,390	5,331	5,088
End of period	$ 51,051	$ 51,779	$ 10,973	$ 9,328	$ 40,586	$ 36,691	$ 6,864	$ 5,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 50	$ 115	$ 24	$ 56	$ 99	$ 135
Net realized gain (loss) on investments	(498)	(398)	(233)	(548)	(450)	(493)
Unrealized appreciation (depreciation)	1,478	2,266	710	1,421	1,360	1,931
Net increase (decrease) in net assets from operations	1,030	1,983	501	929	1,009	1,573
Contract Transactions:
Payments received from contract owners	0	0	39	45	122	33
Transfers between sub-accounts and the fixed account, net	(585)	(654)	(363)	(658)	678	(114)
Contract benefits	(175)	(56)	(46)	(54)	(10)	0
Contract terminations	(532)	(203)	(193)	(161)	(338)	(344)
Contract maintenance charges	(2)	(3)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	2	(3)	(20)	2	0	0
Net increase (decrease) in net assets from contract transactions	(1,292)	(919)	(584)	(827)	452	(425)
Total increase (decrease) in net assets	(262)	1,064	(83)	102	1,461	1,148
Net Assets:
Beginning of period	9,673	8,609	4,745	4,643	8,220	7,072
End of period	$ 9,411	$ 9,673	$ 4,662	$ 4,745	$ 9,681	$ 8,220
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 1,025	$ 3,173	$ 1,320	$ 2,749	$ 318	$ 521	$ 155	$ 113
Net realized gain (loss) on investments	649	445	2,032	668	(274)	(1,006)	141	(212)
Unrealized appreciation (depreciation)	1,174	1,906	(117)	954	4,616	8,924	734	1,213
Net increase (decrease) in net assets from operations	2,848	5,524	3,235	4,371	4,660	8,439	1,030	1,114
Contract Transactions:
Payments received from contract owners	194	820	1,491	5,793	94	93	512	66
Transfers between sub-accounts and the fixed account, net	(4,170)	3,745	(5,752)	16,263	(886)	(1,605)	3,946	671
Contract benefits	(1,159)	(786)	(51)	0	(933)	(633)	0	0
Contract terminations	(2,749)	(2,552)	(4,269)	(1,208)	(1,611)	(1,515)	(34)	(111)
Contract maintenance charges	(7)	(6)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	(11)	(14)	0	1	65	(3)	1	1
Net increase (decrease) in net assets from contract transactions	(7,902)	1,207	(8,581)	20,849	(3,278)	(3,670)	4,425	627
Total increase (decrease) in net assets	(5,054)	6,731	(5,346)	25,220	1,382	4,769	5,455	1,741
Net Assets:
Beginning of period	43,003	36,272	45,299	20,079	37,135	32,366	6,080	4,339
End of period	$ 37,949	$ 43,003	$ 39,953	$ 45,299	$ 38,517	$ 37,135	$ 11,535	$ 6,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 761	$ 983	$ 26	$ 59	$ 32	$ 32
Net realized gain (loss) on investments	401	599	(233)	(396)	95	20
Unrealized appreciation (depreciation)	6,747	10,420	1,459	2,552	373	591
Net increase (decrease) in net assets from operations	7,909	12,002	1,252	2,215	500	643
Contract Transactions:
Payments received from contract owners	535	591	47	38	3	106
Transfers between sub-accounts and the fixed account, net	(955)	(1,551)	(632)	(429)	536	104
Contract benefits	(690)	(825)	(333)	(160)	0	0
Contract terminations	(3,133)	(1,980)	(532)	(302)	(45)	(163)
Contract maintenance charges	(10)	(11)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	51	22	23	(60)	1	0
Net increase (decrease) in net assets from contract transactions	(4,202)	(3,754)	(1,429)	(915)	495	47
Total increase (decrease) in net assets	3,707	8,248	(177)	1,300	995	690
Net Assets:
Beginning of period	58,753	50,505	8,972	7,672	2,892	2,202
End of period	$ 62,460	$ 58,753	$ 8,795	$ 8,972	$ 3,887	$ 2,892
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 392	$ 520	$ 424	$ 347	$ 105	$ 113	$ 550	$ 609
Net realized gain (loss) on investments	(2,021)	(3,774)	423	(371)	5	(435)	1,267	306
Unrealized appreciation (depreciation)	16,615	29,938	5,974	9,131	1,894	3,784	10,866	20,559
Net increase (decrease) in net assets from operations	14,986	26,684	6,821	9,107	2,004	3,462	12,683	21,474
Contract Transactions:
Payments received from contract owners	302	382	1,606	745	17	10	866	619
Transfers between sub-accounts and the fixed account, net	(7,328)	(3,837)	5,443	3,132	(173)	(196)	1,593	9,459
Contract benefits	(1,420)	(1,181)	(49)	(56)	(273)	(358)	0	(122)
Contract terminations	(4,096)	(3,553)	(2,026)	(863)	(514)	(729)	(4,349)	(3,681)
Contract maintenance charges	(25)	(25)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	48	42	(3)	(3)	(18)	11	1	3
Net increase (decrease) in net assets from contract transactions	(12,519)	(8,172)	4,971	2,955	(963)	(1,265)	(1,889)	6,278
Total increase (decrease) in net assets	2,467	18,512	11,792	12,062	1,041	2,197	10,794	27,752
Net Assets:
Beginning of period	102,644	84,132	37,633	25,571	12,469	10,272	78,091	50,339
End of period	$ 105,111	$ 102,644	$ 49,425	$ 37,633	$ 13,510	$ 12,469	$ 88,885	$ 78,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (7)	$ (6)	$ (1)	$ 0	$ (19)	$ 31	$ 12	$ 15
Net realized gain (loss) on investments	(24)	(67)	39	(11)	(618)	(1,290)	(63)	(209)
Unrealized appreciation (depreciation)	191	353	178	286	2,350	4,135	404	622
Net increase (decrease) in net assets from operations	160	280	216	275	1,713	2,876	353	428
Contract Transactions:
Payments received from contract owners	0	1	87	5	23	22	100	33
Transfers between sub-accounts and the fixed account, net	(43)	(12)	327	146	(593)	(1,075)	535	(208)
Contract benefits	(105)	(6)	(8)	0	(275)	(363)	(19)	0
Contract terminations	(40)	(103)	(115)	(26)	(671)	(566)	(70)	(90)
Contract maintenance charges	0	0	0	0	(3)	(4)	0	0
Other transfers (to) from EFILI, net	(17)	2	0	0	(2)	(5)	0	0
Net increase (decrease) in net assets from contract transactions	(205)	(118)	291	125	(1,521)	(1,991)	546	(265)
Total increase (decrease) in net assets	(45)	162	507	400	192	885	899	163
Net Assets:
Beginning of period	997	835	1,139	739	13,560	12,675	2,267	2,104
End of period	$ 952	$ 997	$ 1,646	$ 1,139	$ 13,752	$ 13,560	$ 3,166	$ 2,267
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (35)	$ (15)	$ (2)	$ 4	$ (170)	$ (35)	$ 21	$ 47
Net realized gain (loss) on investments	(146)	(223)	161	37	211	(785)	695	(191)
Unrealized appreciation (depreciation)	1,330	1,920	237	399	9,439	10,684	4,444	4,165
Net increase (decrease) in net assets from operations	1,149	1,682	396	440	9,480	9,864	5,160	4,021
Contract Transactions:
Payments received from contract owners	4	5	11	48	87	196	876	185
Transfers between sub-accounts and the fixed account, net	(79)	290	230	955	711	(78)	6,579	1,287
Contract benefits	(82)	(83)	0	0	(610)	(470)	(6)	0
Contract terminations	(387)	(274)	(78)	(114)	(2,031)	(1,131)	(547)	(474)
Contract maintenance charges	(1)	(1)	0	0	(9)	(8)	0	0
Other transfers (to) from EFILI, net	10	8	1	(2)	5	13	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(535)	(55)	164	887	(1,847)	(1,478)	6,901	997
Total increase (decrease) in net assets	614	1,627	560	1,327	7,633	8,386	12,061	5,018
Net Assets:
Beginning of period	5,528	3,901	1,901	574	35,134	26,748	15,451	10,433
End of period	$ 6,142	$ 5,528	$ 2,461	$ 1,901	$ 42,767	$ 35,134	$ 27,512	$ 15,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (15)	$ (11)	$ 9	$ 4	$ 37	$ 51	$ 46	$ 47
Net realized gain (loss) on investments	(375)	(483)	69	590	(158)	(625)	19	(217)
Unrealized appreciation (depreciation)	1,420	2,375	706	934	309	846	109	327
Net increase (decrease) in net assets from operations	1,030	1,881	784	1,528	188	272	174	157
Contract Transactions:
Payments received from contract owners	11	34	233	28	13	14	81	9
Transfers between sub-accounts and the fixed account, net	(113)	(341)	1,075	(272)	(223)	(1,247)	80	(46)
Contract benefits	(42)	(77)	0	0	(36)	(19)	0	0
Contract terminations	(345)	(272)	(306)	(74)	(75)	(43)	(51)	(20)
Contract maintenance charges	(1)	(1)	0	0	(1)	(2)	(1)	0
Other transfers (to) from EFILI, net	2	(1)	0	0	3	0	4	(2)
Net increase (decrease) in net assets from contract transactions	(488)	(658)	1,002	(318)	(319)	(1,297)	113	(59)
Total increase (decrease) in net assets	542	1,223	1,786	1,210	(131)	(1,025)	287	98
Net Assets:
Beginning of period	4,564	3,341	2,841	1,631	2,103	3,128	1,621	1,523
End of period	$ 5,106	$ 4,564	$ 4,627	$ 2,841	$ 1,972	$ 2,103	$ 1,908	$ 1,621
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (54)	$ (26)	$ (12)	$ (3)	$ (24)	$ (33)	$ 22	$ 7
Net realized gain (loss) on investments	388	92	544	239	(744)	10	(384)	(137)
Unrealized appreciation (depreciation)	1,099	2,449	602	1,441	2,415	3,682	1,546	2,167
Net increase (decrease) in net assets from operations	1,433	2,515	1,134	1,677	1,647	3,659	1,184	2,037
Contract Transactions:
Payments received from contract owners	41	68	180	5	10	8	189	225
Transfers between sub-accounts and the fixed account, net	593	2,309	1,780	1,987	(1,342)	556	957	(194)
Contract benefits	(129)	(58)	(22)	0	(182)	(138)	0	0
Contract terminations	(131)	(184)	(497)	(211)	(396)	(228)	(416)	(170)
Contract maintenance charges	(5)	(2)	(1)	(1)	(4)	(7)	0	(2)
Other transfers (to) from EFILI, net	14	6	0	(1)	(51)	23	(2)	1
Net increase (decrease) in net assets from contract transactions	383	2,139	1,440	1,779	(1,965)	214	728	(140)
Total increase (decrease) in net assets	1,816	4,654	2,574	3,456	(318)	3,873	1,912	1,897
Net Assets:
Beginning of period	6,839	2,185	4,633	1,177	11,832	7,959	6,503	4,606
End of period	$ 8,655	$ 6,839	$ 7,207	$ 4,633	$ 11,514	$ 11,832	$ 8,415	$ 6,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (24)	$ (17)	$ (4)	$ 1	$ (13)	$ 8	$ (2)	$ 10
Net realized gain (loss) on investments	(129)	(146)	85	(53)	(230)	729	9	1,266
Unrealized appreciation (depreciation)	639	1,082	332	509	268	375	67	225
Net increase (decrease) in net assets from operations	486	919	413	457	25	1,112	74	1,501
Contract Transactions:
Payments received from contract owners	4	51	147	11	1	0	87	14
Transfers between sub-accounts and the fixed account, net	(548)	(64)	531	162	(243)	(84)	838	(1,167)
Contract benefits	(19)	(25)	0	0	(24)	(47)	0	0
Contract terminations	(152)	(112)	(78)	(111)	(681)	(107)	(37)	(34)
Contract maintenance charges	(5)	(1)	(1)	(1)	(1)	(2)	0	0
Other transfers (to) from EFILI, net	(9)	2	1	0	1	(1)	0	1
Net increase (decrease) in net assets from contract transactions	(729)	(149)	600	61	(947)	(241)	888	(1,186)
Total increase (decrease) in net assets	(243)	770	1,013	518	(922)	871	962	315
Net Assets:
Beginning of period	3,949	3,179	2,113	1,595	2,175	1,304	1,309	994
End of period	$ 3,706	$ 3,949	$ 3,126	$ 2,113	$ 1,253	$ 2,175	$ 2,271	$ 1,309
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (4)	$ 5	$ 13	$ 16	$ (1)	$ (2)	$ 0	$ 1
Net realized gain (loss) on investments	16	(78)	209	62	94	39	118	38
Unrealized appreciation (depreciation)	650	709	608	617	67	128	65	74
Net increase (decrease) in net assets from operations	662	636	830	695	160	165	183	113
Contract Transactions:
Payments received from contract owners	11	22	50	7	10	0	2	0
Transfers between sub-accounts and the fixed account, net	657	(44)	1,325	(3)	3,509	177	1,255	139
Contract benefits	(115)	(10)	0	0	(5)	0	0	0
Contract terminations	(81)	(96)	(138)	(95)	(26)	0	(4)	(8)
Contract maintenance charges	(2)	(1)	0	(1)	(1)	0	0	0
Other transfers (to) from EFILI, net	2	2	1	0	3	0	1	0
Net increase (decrease) in net assets from contract transactions	472	(127)	1,238	(92)	3,490	177	1,254	131
Total increase (decrease) in net assets	1,134	509	2,068	603	3,650	342	1,437	244
Net Assets:
Beginning of period	2,201	1,692	2,450	1,847	510	168	356	112
End of period	$ 3,335	$ 2,201	$ 4,518	$ 2,450	$ 4,160	$ 510	$ 1,793	$ 356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 20	$ 42	$ 51	$ 44	$ 406	$ 426	$ 1,961	$ 1,314
Net realized gain (loss) on investments	(79)	(292)	136	24	661	462	2,973	468
Unrealized appreciation (depreciation)	747	916	682	523	(18)	1,897	(1,131)	4,647
Net increase (decrease) in net assets from operations	688	666	869	591	1,049	2,785	3,803	6,429
Contract Transactions:
Payments received from contract owners	29	31	478	54	185	938	4,171	3,281
Transfers between sub-accounts and the fixed account, net	769	(73)	1,824	138	(1,545)	1,727	6,446	9,157
Contract benefits	(120)	(19)	(2)	0	(331)	(190)	(23)	0
Contract terminations	(171)	(77)	(164)	(49)	(724)	(671)	(2,551)	(1,508)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	5	2	0	(1)	9	12	(1)	0
Net increase (decrease) in net assets from contract transactions	511	(137)	2,136	142	(2,409)	1,813	8,042	10,930
Total increase (decrease) in net assets	1,199	529	3,005	733	(1,360)	4,598	11,845	17,359
Net Assets:
Beginning of period	2,701	2,172	2,383	1,650	13,227	8,629	36,918	19,559
End of period	$ 3,900	$ 2,701	$ 5,388	$ 2,383	$ 11,867	$ 13,227	$ 48,763	$ 36,918
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (3)	$ (3)	$ (2)	$ (1)	$ 3	$ 3	$ 26	$ 13
Net realized gain (loss) on investments	(26)	(138)	21	(17)	(41)	(8)	92	(166)
Unrealized appreciation (depreciation)	110	276	117	161	199	486	225	857
Net increase (decrease) in net assets from operations	81	135	136	143	161	481	343	704
Contract Transactions:
Payments received from contract owners	14	0	3	41	16	0	104	67
Transfers between sub-accounts and the fixed account, net	231	(129)	234	63	(676)	434	263	579
Contract benefits	(2)	(2)	0	0	(11)	(11)	(5)	(45)
Contract terminations	(17)	(77)	(8)	(7)	(46)	(38)	(209)	(43)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	0	(1)	(5)	9	(2)	0
Net increase (decrease) in net assets from contract transactions	227	(208)	229	96	(723)	394	151	558
Total increase (decrease) in net assets	308	(73)	365	239	(562)	875	494	1,262
Net Assets:
Beginning of period	357	430	589	350	1,689	814	2,604	1,342
End of period	$ 665	$ 357	$ 954	$ 589	$ 1,127	$ 1,689	$ 3,098	$ 2,604

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3	$ 6	$ 11	$ 23	$ 9	$ 3	$ 37	$ 15
Net realized gain (loss) on investments	(152)	(262)	(296)	(439)	49	(91)	179	(550)
Unrealized appreciation (depreciation)	199	430	415	899	208	544	282	1,152
Net increase (decrease) in net assets from operations	50	174	130	483	266	456	498	617
Contract Transactions:
Payments received from contract owners	0	1	30	6	1	1	68	3
Transfers between sub-accounts and the fixed account, net	(233)	(310)	(424)	(610)	(120)	162	405	582
Contract benefits	(9)	(14)	(9)	(46)	(4)	(2)	0	0
Contract terminations	(31)	(10)	(180)	(74)	(76)	(44)	(347)	(65)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(2)	(1)	0	0	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(275)	(334)	(583)	(724)	(199)	116	126	520
Total increase (decrease) in net assets	(225)	(160)	(453)	(241)	67	572	624	1,137
Net Assets:
Beginning of period	766	926	1,736	1,977	1,699	1,127	2,965	1,828
End of period	$ 541	$ 766	$ 1,283	$ 1,736	$ 1,766	$ 1,699	$ 3,589	$ 2,965
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (2)	$ (1)	$ (2)	$ 1	$ 13	$ 22	$ 34	$ 55
Net realized gain (loss) on investments	12	(33)	40	0	28	12	31	32
Unrealized appreciation (depreciation)	40	100	87	164	7	41	83	166
Net increase (decrease) in net assets from operations	50	66	125	165	48	75	148	253
Contract Transactions:
Payments received from contract owners	0	30	8	3	0	10	247	107
Transfers between sub-accounts and the fixed account, net	(6)	(3)	254	76	233	214	123	(232)
Contract benefits	(2)	(1)	0	0	0	0	0	0
Contract terminations	(13)	(12)	(27)	(8)	(60)	0	(182)	(74)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	0	0	0	0	2	(1)
Net increase (decrease) in net assets from contract transactions	(20)	14	235	71	173	224	190	(200)
Total increase (decrease) in net assets	30	80	360	236	221	299	338	53
Net Assets:
Beginning of period	263	183	581	345	800	501	1,871	1,818
End of period	$ 293	$ 263	$ 941	$ 581	$ 1,021	$ 800	$ 2,209	$ 1,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3	$ 11	$ 22	$ 36	$ 15	$ 54	$ 98	$ 143
Net realized gain (loss) on investments	(5)	(48)	28	4	(18)	(26)	39	1
Unrealized appreciation (depreciation)	33	85	78	181	185	322	449	740
Net increase (decrease) in net assets from operations	31	48	128	221	182	350	586	884
Contract Transactions:
Payments received from contract owners	0	0	18	0	0	0	17	11
Transfers between sub-accounts and the fixed account, net	(79)	(107)	144	(334)	(140)	(234)	594	(498)
Contract benefits	0	0	0	0	(129)	0	0	0
Contract terminations	(20)	(11)	(18)	(17)	(408)	(90)	(5)	(51)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	1	0	1	1	(1)	1
Net increase (decrease) in net assets from contract transactions	(99)	(117)	145	(351)	(677)	(324)	605	(537)
Total increase (decrease) in net assets	(68)	(69)	273	(130)	(495)	26	1,191	347
Net Assets:
Beginning of period	395	464	1,177	1,307	1,846	1,820	4,145	3,798
End of period	$ 327	$ 395	$ 1,450	$ 1,177	$ 1,351	$ 1,846	$ 5,336	$ 4,145
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 46	$ 98	$ 130	$ 175	$ 31	$ 48	$ 189	$ 252
Net realized gain (loss) on investments	68	118	347	123	35	(87)	430	195
Unrealized appreciation (depreciation)	264	456	265	718	208	431	650	1,210
Net increase (decrease) in net assets from operations	378	672	742	1,016	274	392	1,269	1,657
Contract Transactions:
Payments received from contract owners	12	252	87	97	35	33	399	151
Transfers between sub-accounts and the fixed account, net	(95)	339	1,847	193	190	(174)	816	1,998
Contract benefits	0	0	0	(24)	0	0	0	0
Contract terminations	(498)	(191)	(960)	(3)	(207)	(43)	(753)	(931)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	0	(1)	1	0	3	4	1
Net increase (decrease) in net assets from contract transactions	(581)	399	973	264	17	(182)	466	1,219
Total increase (decrease) in net assets	(203)	1,071	1,715	1,280	291	210	1,735	2,876
Net Assets:
Beginning of period	3,686	2,615	5,277	3,997	2,038	1,828	8,699	5,823
End of period	$ 3,483	$ 3,686	$ 6,992	$ 5,277	$ 2,329	$ 2,038	$ 10,434	$ 8,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 6	$ 9	$ 48	$ 54	$ 18	$ 19	$ 56	$ 58
Net realized gain (loss) on investments	4	(115)	34	37	47	19	129	69
Unrealized appreciation (depreciation)	56	223	276	297	128	222	264	519
Net increase (decrease) in net assets from operations	66	117	358	388	193	260	449	646
Contract Transactions:
Payments received from contract owners	12	37	124	57	0	0	152	144
Transfers between sub-accounts and the fixed account, net	3	(268)	329	445	19	313	249	122
Contract benefits	0	0	0	0	(2)	(3)	0	0
Contract terminations	0	(169)	(98)	(55)	(29)	(1)	(128)	(22)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	0	(1)	2	(1)	0	0	0
Net increase (decrease) in net assets from contract transactions	15	(400)	354	449	(14)	308	273	244
Total increase (decrease) in net assets	81	(283)	712	837	179	568	722	890
Net Assets:
Beginning of period	440	723	2,095	1,258	1,368	800	2,726	1,836
End of period	$ 521	$ 440	$ 2,807	$ 2,095	$ 1,547	$ 1,368	$ 3,448	$ 2,726
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 36	$ 73	$ 9	$ 19	$ (6)	$ (2)	$ 4	$ 5
Net realized gain (loss) on investments	42	31	8	10	52	37	72	34
Unrealized appreciation (depreciation)	162	284	48	88	104	143	573	354
Net increase (decrease) in net assets from operations	240	388	65	117	150	178	649	393
Contract Transactions:
Payments received from contract owners	0	0	0	0	1	3	47	47
Transfers between sub-accounts and the fixed account, net	0	140	0	0	243	303	1,297	411
Contract benefits	(145)	(119)	(40)	(35)	(126)	(13)	0	0
Contract terminations	(34)	0	0	0	(12)	(30)	(164)	(71)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	6	3	0	2	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(176)	27	(37)	(35)	108	263	1,179	387
Total increase (decrease) in net assets	64	415	28	82	258	441	1,828	780
Net Assets:
Beginning of period	2,243	1,828	556	474	895	454	2,268	1,488
End of period	$ 2,307	$ 2,243	$ 584	$ 556	$ 1,153	$ 895	$ 4,096	$ 2,268

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 619	$ 432	$ 786	$ 756	$ 285	$ 662	$ 542	$ 535
Net realized gain (loss) on investments	1,162	345	1,181	143	2,213	1,038	(472)	587
Unrealized appreciation (depreciation)	1,007	1,531	5,069	7,334	10,706	17,269	6,739	8,419
Net increase (decrease) in net assets from operations	2,788	2,308	7,036	8,233	13,204	18,969	6,809	9,541
Contract Transactions:
Payments received from contract owners	3,184	3,818	2,369	3,643	796	(3,551)	2,501	731
Transfers between sub-accounts and the fixed account, net	12,067	11,524	6,999	10,035	4,011	39,951	(67)	4,379
Contract benefits	(97)	(101)	(1,109)	(818)	(111)	(123)	(933)	(311)
Contract terminations	(1,976)	(992)	(6,161)	(2,160)	(3,777)	(2,984)	(2,142)	(2,249)
Contract maintenance charges	(2)	(1)	(3)	(2)	(2)	(1)	(2)	(2)
Other transfers (to) from EFILI, net	0	(5)	30	33	4	(28)	(99)	21
Net increase (decrease) in net assets from contract transactions	13,176	14,243	2,125	10,731	921	33,264	(742)	2,569
Total increase (decrease) in net assets	15,964	16,551	9,161	18,964	14,125	52,233	6,067	12,110
Net Assets:
Beginning of period	33,243	16,692	59,774	40,810	106,733	54,500	49,858	37,748
End of period	$ 49,207	$ 33,243	$ 68,935	$ 59,774	$ 120,858	$ 106,733	$ 55,925	$ 49,858
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 187	$ 181	$ 1	$ 4	$ 23	$ 11	$ 26	$ 3
Net realized gain (loss) on investments	(31)	137	7	(42)	80	(35)	51	66
Unrealized appreciation (depreciation)	3,256	4,286	47	71	97	173	348	539
Net increase (decrease) in net assets from operations	3,412	4,604	55	33	200	149	425	608
Contract Transactions:
Payments received from contract owners	747	274	0	0	63	11	1	9
Transfers between sub-accounts and the fixed account, net	2,367	1,419	(137)	(204)	693	(366)	298	750
Contract benefits	(117)	(83)	(2)	(6)	0	0	(12)	(7)
Contract terminations	(1,040)	(1,463)	(21)	(32)	0	(10)	(37)	(144)
Contract maintenance charges	(1)	(1)	0	0	0	0	(4)	0
Other transfers (to) from EFILI, net	14	(77)	1	0	(1)	(1)	1	3
Net increase (decrease) in net assets from contract transactions	1,970	69	(159)	(242)	755	(366)	247	611
Total increase (decrease) in net assets	5,382	4,673	(104)	(209)	955	(217)	672	1,219
Net Assets:
Beginning of period	20,727	16,054	464	673	911	1,128	1,868	649
End of period	$ 26,109	$ 20,727	$ 360	$ 464	$ 1,866	$ 911	$ 2,540	$ 1,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 63	$ 17	$ 6	$ 2	$ 8	$ 1	$ (3)	$ (2)
Net realized gain (loss) on investments	277	36	25	31	30	50	338	83
Unrealized appreciation (depreciation)	357	826	55	46	50	26	(209)	263
Net increase (decrease) in net assets from operations	697	879	86	79	88	77	126	344
Contract Transactions:
Payments received from contract owners	127	2	0	1	25	5	25	25
Transfers between sub-accounts and the fixed account, net	908	1,581	259	107	336	39	(12)	1,241
Contract benefits	0	0	(1)	(1)	0	0	(30)	(8)
Contract terminations	(199)	(40)	(10)	(1)	(12)	0	(77)	(1)
Contract maintenance charges	0	0	0	0	(1)	0	(31)	(1)
Other transfers (to) from EFILI, net	(1)	0	(1)	1	2	0	12	1
Net increase (decrease) in net assets from contract transactions	835	1,543	247	107	350	44	(113)	1,257
Total increase (decrease) in net assets	1,532	2,422	333	186	438	121	13	1,601
Net Assets:
Beginning of period	3,156	734	286	100	189	68	1,678	77
End of period	$ 4,688	$ 3,156	$ 619	$ 286	$ 627	$ 189	$ 1,691	$ 1,678
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 35	$ 7	$ 0	$ (84)	$ 289	$ 349
Net realized gain (loss) on investments	777	119	(1,607)	(1,294)	563	(52)
Unrealized appreciation (depreciation)	(149)	591	4,341	8,256	(15)	907
Net increase (decrease) in net assets from operations	663	717	2,734	6,878	837	1,204
Contract Transactions:
Payments received from contract owners	204	45	87	66	2,276	331
Transfers between sub-accounts and the fixed account, net	61	2,180	(188)	25	2,447	2,251
Contract benefits	0	0	(117)	(73)	(127)	(29)
Contract terminations	(74)	0	(678)	(569)	(261)	(281)
Contract maintenance charges	0	0	(2)	(3)	(1)	0
Other transfers (to) from EFILI, net	(8)	(4)	(13)	19	2	2
Net increase (decrease) in net assets from contract transactions	183	2,221	(911)	(535)	4,336	2,274
Total increase (decrease) in net assets	846	2,938	1,823	6,343	5,173	3,478
Net Assets:
Beginning of period	3,276	338	16,715	10,372	7,367	3,889
End of period	$ 4,122	$ 3,276	$ 18,538	$ 16,715	$ 12,540	$ 7,367

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 116	$ 110	$ 45	$ 176	$ (28)	$ (22)	$ (2)	$ (15)
Net realized gain (loss) on investments	(1,028)	(967)	(3,490)	(63)	(289)	(441)	(107)	(223)
Unrealized appreciation (depreciation)	1,122	2,050	3,771	269	1,337	1,368	545	968
Net increase (decrease) in net assets from operations	210	1,193	326	382	1,020	905	436	730
Contract Transactions:
Payments received from contract owners	37	34	29	5	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,243)	(666)	121	288	(198)	(166)	(95)	(140)
Contract benefits	(25)	(37)	(28)	(37)	(43)	(35)	(44)	(77)
Contract terminations	(142)	(200)	(139)	(122)	(177)	(84)	(52)	(236)
Contract maintenance charges	0	0	0	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	2	2	2	4	1	2	5	3
Net increase (decrease) in net assets from contract transactions	(1,371)	(867)	(15)	137	(418)	(284)	(187)	(451)
Total increase (decrease) in net asset	(1,161)	326	311	519	602	621	249	279
Net Assets:
Beginning of period	4,990	4,664	3,398	2,879	3,164	2,543	2,009	1,730
End of period	$ 3,829	$ 4,990	$ 3,709	$ 3,398	$ 3,766	$ 3,164	$ 2,258	$ 2,009
(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I (b)		CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
	12/31/10	12/31/09	12/31/09	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (8)	$ 5	$ 73	$ 2	$ (11)	$ (1)
Net realized gain (loss) on investments	(643)	(451)	(894)	(733)	15	0
Unrealized appreciation (depreciation)	799	701	1,017	823	189	19
Net increase (decrease) in net assets from operations	148	255	196	92	193	18
Contract Transactions:
Payments received from contract owners	0	0	2	0	1	0
Transfers between sub-accounts and the fixed account, net	(333)	(141)	(1,572)	(477)	(82)	1,776
Contract benefits	(6)	(25)	(17)	(30)	(34)	(1)
Contract terminations	(62)	(32)	(66)	(1)	(67)	(1)
Contract maintenance charges	(1)	0	0	0	(1)	0
Other transfers (to) from EFILI, net	1	(2)	(1)	(2)	0	1
Net increase (decrease) in net assets from contract transactions	(401)	(200)	(1,654)	(510)	(183)	1,775
Total increase (decrease) in net assets	(253)	55	(1,458)	(418)	10	1,793
Net Assets:
Beginning of period	1,369	1,314	1,458	418	1,793	0
End of period	$ 1,116	$ 1,369	$ 0	$ 0	$ 1,803	$ 1,793

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets		SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend
	12/31/10	12/31/09	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 198	$ 480	$ (2)	$ 0	$ (2)
Net realized gain (loss) on investments	1,874	2,016	(71)	(27)	(78)
Unrealized appreciation (depreciation)	1,128	4,371	124	74	152
Net increase (decrease) in net assets from operations	3,200	6,867	51	47	72
Contract Transactions:
Payments received from contract owners	370	107	0	0	1
Transfers between sub-accounts and the fixed account, net	(1,495)	18,389	(389)	(252)	(349)
Contract benefits	(280)	(164)	(9)	0	(1)
Contract terminations	(1,147)	(10,483)	(2)	(5)	(10)
Contract maintenance charges	(1)	(1)	0	0	0
Other transfers (to) from EFILI, net	(14)	16	0	0	1
Net increase (decrease) in net assets from contract transactions	(2,567)	7,864	(400)	(257)	(358)
Total increase (decrease) in net assets	633	14,731	(349)	(210)	(286)
Net Assets:
Beginning of period	20,110	5,379	349	210	286
End of period	$ 20,743	$ 20,110	$ 0	$ 0	$ 0
(In thousands)	Subaccounts Investing In:
	SAI - Small Cap Blend Investor Class	PVIT - Low Duration (a)		PVIT - Real Return (a)		PVIT - Total Return (a)
	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (1)	$ 488	$ 43	$ 239	$ 13	$ 722	$ 64
Net realized gain (loss) on investments	95	541	663	725	274	1,687	363
Unrealized appreciation (depreciation)	98	600	(626)	365	(282)	(405)	(425)
Net increase (decrease) in net assets from operations	192	1,629	80	1,329	5	2,004	2
Contract Transactions:
Payments received from contract owners	0	7,256	2,878	4,910	2,618	7,292	2,851
Transfers between sub-accounts and the fixed account, net	(510)	22,235	15,133	13,905	5,963	22,390	12,642
Contract benefits	0	(40)	(6)	(3)	0	(17)	(1)
Contract terminations	0	(3,296)	(107)	(461)	(4)	(708)	(33)
Contract maintenance charges	0	(1)	0	(1)	0	(1)	0
Other transfers (to) from EFILI, net	1	(1)	(3)	(40)	1	43	(1)
Net increase (decrease) in net assets from contract transactions	(509)	26,153	17,895	18,310	8,578	28,999	15,458
Total increase (decrease) in net assets	(317)	27,782	17,975	19,639	8,583	31,003	15,460
Net Assets:
Beginning of period	317	17,975	0	8,583	0	15,460	0
End of period	$ 0	$ 45,757	$ 17,975	$ 28,222	$ 8,583	$ 46,463	$ 15,460

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group. In addition, the following underlying funds were added:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

The PVIT funds were added and commenced operations effective September 30, 2009. The CST - International Equity III Fund was added and commenced operations effective December 11, 2007.

During 2009, the following underlying funds were renamed:

OLD NAME	NEW NAME
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

Effective December 11, 2009, the CST - International Equity Flex I and Flex II funds were liquidated and closed. Any policyholders with remaining shares in these funds were transferred to the CST - International Flex III fund.

Effective December 4, 2009, the SAI Small Cap and SAI Mid Cap Value funds were liquidated and closed. Any policyholders with remaining shares were transferred to the VIP - Money Market Fund.

One subaccount had no contract owner activity during the year and no balances as of December 31, 2010.

As of December 31, 2010, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $14,862,000 and 706,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $20,300 represents seed money held in the subaccounts as of December 31, 2010.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the FASB established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncements - continued

In September 2006, the Financial Accounting Standards Board issued guidance on fair value which establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2010 were 0.10% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2010:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 27,254	$ 46,690
VIP - Money Market Investor Class	44,256	78,873
VIP - High Income	5,217	5,822
VIP - High Income Investor Class	15,398	10,927

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

VIP - Equity-Income	$ 1,341	$ 8,179
VIP - Equity-Income Investor Class	3,467	3,072
VIP - Growth	1,224	5,191
VIP - Growth Investor Class	2,113	1,832
VIP - Overseas	143	1,369
VIP - Overseas, Class R	318	869
VIP - Overseas, Class R Investor Class	3,393	2,825
VIP - Investment Grade Bond	3,876	10,337
VIP - Investment Grade Bond Investor Class	18,364	25,184
VIP - Asset Manager	1,665	4,439
VIP - Asset Manager Investor Class	6,089	1,453
VIP - Index 500	11,158	13,499
VIP - Asset Manager: Growth	196	1,574
VIP - Asset Manager: Growth Investor Class	1,777	1,238
VIP - Contrafund	3,556	15,641
VIP - Contrafund Investor Class	15,209	9,792
VIP - Balanced	1,553	2,344
VIP - Balanced Investor Class	9,569	10,458
VIP - Dynamic Capital Appreciation	344	557
VIP - Dynamic Capital Appreciation Investor Class	871	582
VIP - Growth & Income	470	2,012
VIP - Growth & Income Investor Class	1,443	885
VIP - Growth Opportunities	525	1,095
VIP - Growth Opportunities Investor Class	947	786
VIP - Mid Cap	4,915	6,813
VIP - Mid Cap Investor Class	11,324	4,336
VIP - Value Strategies	1,109	1,613
VIP - Value Strategies Investor Class	3,226	2,215
VIP - Utilities	432	715
VIP - Utilities Investor Class	1,007	849
VIP - Technology	3,049	2,721
VIP - Technology Investor Class	4,572	3,144
VIP - Energy	1,306	3,297
VIP - Energy Investor Class	4,409	3,659
VIP - Health Care	1,088	1,840
VIP - Health Care Investor Class	1,858	1,262
VIP - Financial Services	642	1,602
VIP - Financial Services Investor Class	2,043	1,157
VIP - Industrials	1,264	797
VIP - Industrials Investor Class	2,696	1,444
VIP - Consumer Discretionary	4,123	633
VIP - Consumer Discretionary Investor Class	2,019	766
VIP - Real Estate	4,095	3,565
VIP - Real Estate Investor Class	3,955	1,769
VIP - Strategic Income	2,905	4,615
VIP - Strategic Income Investor Class	29,769	18,595
VIP - Growth Strategies	383	160
VIP - Growth Strategies Investor Class	585	358
VIP - International Capital Appreciation, Class R	369	1,076
VIP - International Capital Appreciation Investor Class	2,221	2,011

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Value Leaders	$ 58	$ 331
VIP - Value Leaders Investor Class	369	941
VIP - Value	478	668
VIP - Value Investor Class	1,902	1,737
VIP - Growth Stock	175	197
VIP - Growth Stock Investor Class	832	600
VIP - Freedom Income	390	179
VIP - Freedom Income Investor Class	787	544
VIP - Freedom 2005	112	203
VIP - Freedom 2005 Investor Class	1,798	1,599
VIP - Freedom 2010	110	744
VIP - Freedom 2010 Investor Class	957	231
VIP - Freedom 2015	661	1,156
VIP - Freedom 2015 Investor Class	3,561	2,320
VIP - Freedom 2020	365	300
VIP - Freedom 2020 Investor Class	3,884	3,076
VIP - Freedom 2025	41	17
VIP - Freedom 2025 Investor Class	625	201
VIP - Freedom 2030	219	204
VIP - Freedom 2030 Investor Class	709	335
VIP - Freedom Lifetime Income I	82	197
VIP - Freedom Lifetime Income II	17	43
VIP - Disciplined Small Cap	1,137	1,035
VIP - Disciplined Small Cap Investor Class	1,964	780
VIP - FundsManager 20%	30,769	16,914
VIP - FundsManager 50%	25,447	22,416
VIP - FundsManager 60%	11,266	9,808
VIP - FundsManager 70%	15,904	15,998
VIP - FundsManager 85%	8,983	6,764
VIP - Consumer Staples	140	300
VIP - Consumer Staples Investor Class	1,829	1,051
VIP - Materials	1,541	1,268
VIP - Materials Investor Class	3,126	2,226
VIP - Telecommunications	375	121
VIP - Telecommunications Investor Class	620	263
VIP - Emerging Markets	3,888	3,997
VIP - Emerging Markets Investor Class	4,146	3,910
UIF - Emerging Markets Equity	5,033	5,943
UIF - Emerging Markets Debt	13,902	9,276
UIF - Global Tactical Asset Allocation (b)	957	2,213
Invesco - Van Kampen Global Value Equity (b)	4,190	4,160
WFAF - Advantage VT Discovery	3	450
WFAF - Advantage VT Opportunity	21	209
CST - U.S. Equity Flex I	2	412
CST - International Equity Flex III	280	473
Lazard - Retirement Emerging Markets	12,961	15,331
PVIT - Low Duration	47,016	20,224
PVIT - Real Return	31,557	12,751
PVIT - Total Return	45,074	13,904

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2010:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	47,715	$ 47,715	$ 1.00
VIP - Money Market Investor Class	61,047	61,047	1.00
VIP - High Income	2,738	27,335	5.57
VIP - High Income Investor Class	3,155	19,174	5.56
VIP - Equity-Income	2,684	67,276	19.02
VIP - Equity-Income Investor Class	578	14,732	18.97
VIP - Growth	1,094	55,587	37.09
VIP - Growth Investor Class	186	7,532	37.00
VIP - Overseas	561	13,853	16.77
VIP - Overseas, Class R	279	6,520	16.73
VIP - Overseas, Class R Investor Class	579	12,798	16.73
VIP - Investment Grade Bond	2,958	39,710	12.83
VIP - Investment Grade Bond Investor Class	3,121	40,290	12.80
VIP - Asset Manager	2,649	44,218	14.54
VIP - Asset Manager Investor Class	796	11,696	14.49
VIP - Index 500	472	73,243	132.39
VIP - Asset Manager: Growth	606	10,050	14.52
VIP - Asset Manager: Growth Investor Class	269	3,970	14.46
VIP - Contrafund	4,402	122,569	23.88
VIP - Contrafund Investor Class	2,077	60,295	23.80
VIP - Balanced	871	13,700	15.50
VIP - Balanced Investor Class	5,761	81,451	15.43
VIP - Dynamic Capital Appreciation	112	1,114	8.47
VIP - Dynamic Capital Appreciation Investor Class	195	1,867	8.46
VIP - Growth & Income	1,089	17,813	12.63
VIP - Growth & Income Investor Class	251	3,649	12.60
VIP - Growth Opportunities	343	7,556	17.92
VIP - Growth Opportunities Investor Class	138	2,473	17.86
VIP - Mid Cap	1,308	42,730	32.69
VIP - Mid Cap Investor Class	844	27,406	32.60
VIP - Value Strategies	524	7,252	9.74
VIP - Value Strategies Investor Class	477	6,013	9.70
VIP - Utilities	200	2,713	9.84
VIP - Utilities Investor Class	195	2,475	9.80
VIP - Technology	767	8,164	11.28
VIP - Technology Investor Class	642	6,798	11.22
VIP - Energy	574	14,552	20.05
VIP - Energy Investor Class	421	10,150	20.01
VIP - Health Care	293	3,892	12.64
VIP - Health Care Investor Class	248	3,229	12.59
VIP - Financial Services	179	2,428	7.01
VIP - Financial Services Investor Class	325	2,952	6.99

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Industrials	220	$ 3,337	$ 15.16
VIP - Industrials Investor Class	299	4,554	15.10
VIP - Consumer Discretionary	331	4,117	12.56
VIP - Consumer Discretionary Investor Class	143	1,759	12.54
VIP - Real Estate	277	6,247	14.06
VIP - Real Estate Investor Class	385	6,661	14.01
VIP - Strategic Income	1,045	11,624	11.36
VIP - Strategic Income Investor Class	4,300	49,201	11.34
VIP - Growth Strategies	74	756	9.01
VIP - Growth Strategies Investor Class	107	1,071	8.95
VIP - International Capital Appreciation, Class R	116	1,577	9.74
VIP - International Capital Appreciation Investor Class	320	3,932	9.69
VIP - Value Leaders	53	821	10.23
VIP - Value Leaders Investor Class	125	1,873	10.22
VIP - Value	161	2,263	11.00
VIP - Value Investor Class	327	4,203	10.99
VIP - Growth Stock	22	311	13.53
VIP - Growth Stock Investor Class	70	949	13.45
VIP - Freedom Income	99	1,051	10.27
VIP - Freedom Income Investor Class	212	2,228	10.40
VIP - Freedom 2005	33	367	10.07
VIP - Freedom 2005 Investor Class	147	1,590	9.85
VIP - Freedom 2010	127	1,524	10.61
VIP - Freedom 2010 Investor Class	530	5,751	10.06
VIP - Freedom 2015	326	3,814	10.70
VIP - Freedom 2015 Investor Class	708	7,548	9.87
VIP - Freedom 2020	220	2,552	10.59
VIP - Freedom 2020 Investor Class	1,078	11,591	9.68
VIP - Freedom 2025	50	590	10.49
VIP - Freedom 2025 Investor Class	286	3,009	9.83
VIP - Freedom 2030	152	1,737	10.21
VIP - Freedom 2030 Investor Class	366	3,895	9.41
VIP - Freedom Lifetime Income I	233	2,571	9.88
VIP - Freedom Lifetime Income II	60	694	9.79

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	103	$ 1,181	$ 11.15
VIP - Disciplined Small Cap Investor Class	368	4,011	11.12
VIP - FundsManager 20%	4,629	48,711	10.63
VIP - FundsManager 50%	6,879	70,847	10.02
VIP - FundsManager 60%	12,233	106,889	9.88
VIP - FundsManager 70%	5,899	61,279	9.48
VIP - FundsManager 85%	2,838	29,230	9.20
VIP - Consumer Staples	31	341	11.61
VIP - Consumer Staples Investor Class	161	1,821	11.59
VIP - Materials	196	2,322	12.94
VIP - Materials Investor Class	362	4,281	12.94
VIP - Telecommunications	76	545	8.10
VIP - Telecommunications Investor Class	78	603	8.07
VIP - Emerging Markets	170	1,695	9.92
VIP - Emerging Markets Investor Class	417	3,821	9.89
UIF - Emerging Markets Equity	1,205	26,316	15.38
UIF - Emerging Markets Debt	1,541	13,176	8.14
UIF - Global Tactical Asset Allocation (b)	425	5,931	9.01
Invesco - Van Kampen Global Value Equity (b)	471	3,240	7.87
WFAF - Advantage VT Discovery	177	5,580	21.28
WFAF - Advantage VT Opportunity	123	3,394	18.42
CST - U.S. Equity Flex I	78	2,824	14.25
CST - International Equity Flex III	274	1,595	6.57
Lazard - Retirement Emerging Markets	895	21,703	23.17
PVIT - Low Duration	4,383	45,784	10.44
PVIT - Real Return	2,148	28,139	13.14
PVIT - Total Return	4,193	47,293	11.08

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Money Market
Units Issued	1,826	1,275	2	83
Units Redeemed	(2,680)	(3,829)	(24)	(208)
Net Increase (Decrease)	(854)	(2,554)	(22)	(125)
VIP - High Income
Units Issued	126	226	8	20
Units Redeemed	(167)	(204)	(12)	(21)
Net Increase (Decrease)	(41)	22	(4)	(1)
VIP - Equity-Income
Units Issued	20	72	1	3
Units Redeemed	(150)	(214)	(10)	(21)
Net Increase (Decrease)	(130)	(142)	(9)	(18)
VIP - Growth
Units Issued	26	23	1	1
Units Redeemed	(94)	(101)	(6)	(13)
Net Increase (Decrease)	(68)	(78)	(5)	(12)
VIP - Overseas
Units Issued	0	0	0	0
Units Redeemed	(37)	(32)	(2)	(1)
Net Increase (Decrease)	(37)	(32)	(2)	(1)
VIP - Overseas, Class R
Units Issued	27	31	0	5
Units Redeemed	(69)	(101)	(5)	(22)
Net Increase (Decrease)	(42)	(70)	(5)	(17)
VIP - Investment Grade Bond
Units Issued	88	389	2	25
Units Redeemed	(288)	(324)	(27)	(49)
Net Increase (Decrease)	(200)	65	(25)	(24)
VIP - Asset Manager
Units Issued	29	30	1	3
Units Redeemed	(105)	(137)	(13)	(16)
Net Increase (Decrease)	(76)	(107)	(12)	(13)
VIP - Index 500
Units Issued	64	129	1	6
Units Redeemed	(233)	(257)	(16)	(31)
Net Increase (Decrease)	(169)	(128)	(15)	(25)
VIP - Asset Manager: Growth
Units Issued	3	6	0	1
Units Redeemed	(60)	(39)	(5)	(18)
Net Increase (Decrease)	(57)	(33)	(5)	(17)

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Contrafund
Units Issued	118	159	6	31
Units Redeemed	(408)	(426)	(25)	(31)
Net Increase (Decrease)	(290)	(267)	(19)	0
VIP - Balanced
Units Issued	72	119	9	4
Units Redeemed	(110)	(192)	(26)	(30)
Net Increase (Decrease)	(38)	(73)	(17)	(26)
VIP - Dynamic Capital Appreciation
Units Issued	24	16	5	3
Units Redeemed	(35)	(26)	(8)	(3)
Net Increase (Decrease)	(11)	(10)	(3)	0
VIP - Growth & Income
Units Issued	25	23	1	4
Units Redeemed	(103)	(142)	(18)	(39)
Net Increase (Decrease)	(78)	(119)	(17)	(35)
VIP - Growth Opportunities
Units Issued	46	78	3	12
Units Redeemed	(89)	(81)	(10)	(20)
Net Increase (Decrease)	(43)	(3)	(7)	(8)
VIP - Mid Cap
Units Issued	254	226	5	14
Units Redeemed	(321)	(309)	(19)	(30)
Net Increase (Decrease)	(67)	(83)	(14)	(16)
VIP - Value Strategies
Units Issued	83	262	3	7
Units Redeemed	(123)	(317)	(5)	(6)
Net Increase (Decrease)	(40)	(55)	(2)	1
VIP - Utilities
Units Issued	39	10	0	0
Units Redeemed	(61)	(120)	(5)	(18)
Net Increase (Decrease)	(22)	(110)	(5)	(18)
VIP - Technology
Units Issued	243	328	14	19
Units Redeemed	(239)	(117)	(19)	(10)
Net Increase (Decrease)	4	211	(5)	9
VIP - Energy
Units Issued	64	140	6	38
Units Redeemed	(157)	(161)	(13)	(9)
Net Increase (Decrease)	(93)	(21)	(7)	29

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Health Care
Units Issued	84	94	6	8
Units Redeemed	(145)	(110)	(6)	(12)
Net Increase (Decrease)	(61)	(16)	0	(4)
VIP - Financial Services
Units Issued	87	459	3	6
Units Redeemed	(203)	(400)	(9)	(1)
Net Increase (Decrease)	(116)	59	(6)	5
VIP - Industrials
Units Issued	63	33	2	7
Units Redeemed	(42)	(47)	(3)	(1)
Net Increase (Decrease)	21	(14)	(1)	6
VIP - Consumer Discretionary
Units Issued	311	43	9	0
Units Redeemed	(54)	(16)	(2)	0
Net Increase (Decrease)	257	27	7	0
VIP - Real Estate
Units Issued	242	35	3	2
Units Redeemed	(223)	(47)	(2)	(7)
Net Increase (Decrease)	19	(12)	1	(5)
VIP - Strategic Income
Units Issued	176	463	9	38
Units Redeemed	(321)	(296)	(25)	(58)
Net Increase (Decrease)	(145)	167	(16)	(20)
VIP - Growth Strategies
Units Issued	27	3	7	0
Units Redeemed	(13)	(28)	(2)	0
Net Increase (Decrease)	14	(25)	5	0
VIP - International Capital Appreciation, Class R
Units Issued	31	66	3	1
Units Redeemed	(97)	(23)	(6)	(3)
Net Increase (Decrease)	(66)	43	(3)	(2)
VIP - Value Leaders
Units Issued	6	26	0	4
Units Redeemed	(34)	(54)	(2)	(22)
Net Increase (Decrease)	(28)	(28)	(2)	(18)

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Value
Units Issued	44	51	3	2
Units Redeemed	(65)	(42)	(2)	0
Net Increase (Decrease)	(21)	9	1	2
VIP - Growth Stock
Units Issued	17	30	0	2
Units Redeemed	(17)	(32)	(1)	0
Net Increase (Decrease)	(0)	(2)	(1)	2
VIP - Freedom Income
Units Issued	29	30	0	0
Units Redeemed	(15)	(10)	0	0
Net Increase (Decrease)	14	20	0	0
VIP - Freedom 2005
Units Issued	8	6	0	0
Units Redeemed	(17)	(21)	0	0
Net Increase (Decrease)	(9)	(15)	0	0
VIP - Freedom 2010
Units Issued	5	26	0	0
Units Redeemed	(61)	(61)	0	0
Net Increase (Decrease)	(56)	(35)	0	0
VIP - Freedom 2015
Units Issued	48	95	0	0
Units Redeemed	(98)	(57)	0	0
Net Increase (Decrease)	(50)	38	0	0
VIP - Freedom 2020
Units Issued	27	46	0	0
Units Redeemed	(26)	(73)	0	0
Net Increase (Decrease)	1	(27)	0	0
VIP - Freedom 2025
Units Issued	3	9	0	0
Units Redeemed	(1)	(54)	0	0
Net Increase (Decrease)	2	(45)	0	0
VIP - Freedom 2030
Units Issued	16	35	0	0
Units Redeemed	(18)	(5)	0	0
Net Increase (Decrease)	(2)	30	0	0
VIP - Disciplined Small Cap
Units Issued	123	60	5	15
Units Redeemed	(118)	(24)	(6)	(7)
Net Increase (Decrease)	5	36	(1)	8

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - FundsManager 20%
Units Issued	160	423	20	54
Units Redeemed	(126)	(183)	(21)	(86)
Net Increase (Decrease)	34	240	(1)	(32)
VIP - FundsManager 50%
Units Issued	203	587	18	87
Units Redeemed	(235)	(261)	(89)	(95)
Net Increase (Decrease)	(32)	326	(71)	(8)
VIP - FundsManager 60%
Units Issued	158	354	2	68
Units Redeemed	(118)	(119)	(9)	(7)
Net Increase (Decrease)	40	235	(7)	61
VIP - FundsManager 70%
Units Issued	103	248	14	111
Units Redeemed	(165)	(163)	(83)	(161)
Net Increase (Decrease)	(62)	85	(69)	(50)
VIP - FundsManager 85%
Units Issued	117	80	10	79
Units Redeemed	(106)	(71)	(19)	(44)
Net Increase (Decrease)	11	9	(9)	35
VIP - Consumer Staples
Units Issued	11	34	2	0
Units Redeemed	(27)	(57)	0	(10)
Net Increase (Decrease)	(16)	(23)	2	(10)
VIP - Materials
Units Issued	125	152	13	8
Units Redeemed	(121)	(83)	(5)	(10)
Net Increase (Decrease)	4	69	8	(2)
VIP - Telecommunications
Units Issued	51	40	0	1
Units Redeemed	(18)	(22)	0	(1)
Net Increase (Decrease)	33	18	0	0
VIP - Emerging Markets
Units Issued	431	214	13	31
Units Redeemed	(466)	(33)	(9)	(12)
Net Increase (Decrease)	(35)	181	4	19

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
UIF - Emerging Markets Equity
Units Issued	45	73	3	3
Units Redeemed	(112)	(135)	(7)	(7)
Net Increase (Decrease)	(67)	(62)	(4)	(4)
UIF - Emerging Markets Debt
Units Issued	192	56	6	5
Units Redeemed	(204)	(42)	(2)	(3)
Net Increase (Decrease)	(12)	14	4	2
UIF - Global Tactical Asset Allocation (b)
Units Issued	9	14	0	1
Units Redeemed	(68)	(65)	(4)	(17)
Net Increase (Decrease)	(59)	(51)	(4)	(16)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	122	25	17	3
Units Redeemed	(129)	(40)	(19)	(8)
Net Increase (Decrease)	(7)	(15)	(2)	(5)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(22)	(21)	(2)	(2)
Net Increase (Decrease)	(22)	(21)	(2)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(8)	(24)	(1)	(2)
Net Increase (Decrease)	(8)	(24)	(1)	(2)
CST - U.S. Equity Flex I (b)
Units Issued	0	0	0	0
Units Redeemed	(40)	(26)	0	(2)
Net Increase (Decrease)	(40)	(26)	0	(2)
CST - International Flex I (b)
Units Issued	0	43	0	1
Units Redeemed	0	(143)	0	(27)
Net Increase (Decrease)	0	(100)	0	(26)
CST - International Flex II (b)
Units Issued	0	0	0	0
Units Redeemed	0	(46)	0	(11)
Net Increase (Decrease)	0	(46)	0	(11)
CST - International Flex III (a)
Units Issued	7	134	0	27
Units Redeemed	(30)	(2)	(3)	(1)
Net Increase (Decrease)	(23)	132	(3)	26

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
Lazard - Retirement Emerging Markets
Units Issued	331	803	19	40
Units Redeemed	(836)	(233)	(16)	(9)
Net Increase (Decrease)	(505)	570	3	31
SAI - Mid Cap Value
Units Issued	0	9	0	7
Units Redeemed	0	(46)	0	(28)
Net Increase (Decrease)	0	(37)	0	(21)
SAI - Small Cap Blend
Units Issued	0	9	0	0
Units Redeemed	0	(56)	0	(4)
Net Increase (Decrease)	0	(47)	0	(4)
PVIT - Low Duration
Units Issued	478	369	4	43
Units Redeemed	(334)	(14)	(6)	0
Net Increase (Decrease)	144	355	(2)	43
PVIT - Real Return
Units Issued	217	144	1	3
Units Redeemed	(126)	(8)	(2)	0
Net Increase (Decrease)	91	136	(1)	3
PVIT - Total Return
Units Issued	306	170	16	7
Units Redeemed	(119)	(12)	(10)	0
Net Increase (Decrease)	187	158	6	7

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Money Market Investor Class
Units Issued	16,947	10,982	6	35
Units Redeemed	(19,890)	(17,488)	(6)	(35)
Net Increase (Decrease)	(2,943)	(6,506)	0	0
VIP - High Income Investor Class
Units Issued	1,176	1,299	0	0
Units Redeemed	(854)	(1,037)	0	0
Net Increase (Decrease)	322	262	0	0
VIP - Equity-Income Investor Class
Units Issued	308	543	0	0
Units Redeemed	(310)	(712)	0	0
Net Increase (Decrease)	(2)	(169)	0	0
VIP - Growth Investor Class
Units Issued	188	81	0	0
Units Redeemed	(182)	(217)	0	0
Net Increase (Decrease)	6	(136)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	289	111	0	0
Units Redeemed	(268)	(184)	0	0
Net Increase (Decrease)	21	(73)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,634	2,710	0	0
Units Redeemed	(2,137)	(877)	0	0
Net Increase (Decrease)	(503)	1,833	0	0
VIP - Asset Manager Investor Class
Units Issued	456	173	0	0
Units Redeemed	(119)	(151)	0	0
Net Increase (Decrease)	337	22	0	0
VIP - Index 500
Units Issued	741	588	0	0
Units Redeemed	(616)	(634)	0	0
Net Increase (Decrease)	125	(46)	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	142	34	0	0
Units Redeemed	(99)	(39)	0	0
Net Increase (Decrease)	43	(5)	0	0
VIP - Contrafund Investor Class
Units Issued	1,333	780	0	0
Units Redeemed	(948)	(615)	0	0
Net Increase (Decrease)	385	165	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Balanced Investor Class
Units Issued	576	312	0	0
Units Redeemed	(595)	(348)	0	0
Net Increase (Decrease)	(19)	(36)	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	72	27	0	0
Units Redeemed	(53)	(15)	0	0
Net Increase (Decrease)	19	12	0	0
VIP - Growth & Income Investor Class
Units Issued	126	64	0	0
Units Redeemed	(81)	(110)	0	0
Net Increase (Decrease)	45	(46)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	92	164	0	0
Units Redeemed	(89)	(48)	0	0
Net Increase (Decrease)	3	116	0	0
VIP - Mid Cap Investor Class
Units Issued	874	301	0	0
Units Redeemed	(360)	(261)	0	0
Net Increase (Decrease)	514	40	0	0
VIP - Value Strategies Investor Class
Units Issued	276	526	0	0
Units Redeemed	(207)	(506)	0	0
Net Increase (Decrease)	69	20	0	0
VIP - Utilities Investor Class
Units Issued	96	56	0	0
Units Redeemed	(82)	(67)	0	0
Net Increase (Decrease)	14	(11)	0	0
VIP - Technology Investor Class
Units Issued	356	317	0	0
Units Redeemed	(267)	(153)	0	0
Net Increase (Decrease)	89	164	0	0
VIP - Energy Investor Class
Units Issued	340	201	0	0
Units Redeemed	(283)	(231)	0	0
Net Increase (Decrease)	57	(30)	0	0
VIP - Health Care Investor Class
Units Issued	155	103	0	0
Units Redeemed	(108)	(107)	0	0
Net Increase (Decrease)	47	(4)	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Financial Services Investor Class
Units Issued	231	721	0	0
Units Redeemed	(164)	(722)	0	0
Net Increase (Decrease)	67	(1)	0	0
VIP - Industrials Investor Class
Units Issued	202	78	0	0
Units Redeemed	(108)	(91)	0	0
Net Increase (Decrease)	94	(13)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	163	39	0	0
Units Redeemed	(66)	(19)	0	0
Net Increase (Decrease)	97	20	0	0
VIP - Real Estate Investor Class
Units Issued	332	93	0	0
Units Redeemed	(164)	(85)	0	0
Net Increase (Decrease)	168	8	0	0
VIP - Strategic Income Investor Class
Units Issued	2,279	1,288	0	0
Units Redeemed	(1,430)	(435)	0	0
Net Increase (Decrease)	849	853	0	0
VIP - Growth Strategies Investor Class
Units Issued	51	19	0	0
Units Redeemed	(33)	(12)	0	0
Net Increase (Decrease)	18	7	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	170	114	0	0
Units Redeemed	(165)	(74)	0	0
Net Increase (Decrease)	5	40	0	0
VIP - Value Leaders Investor Class
Units Issued	37	85	0	0
Units Redeemed	(101)	(182)	0	0
Net Increase (Decrease)	(64)	(97)	0	0
VIP - Value Investor Class
Units Issued	166	137	0	0
Units Redeemed	(166)	(114)	0	0
Net Increase (Decrease)	0	23	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Growth Stock Investor Class
Units Issued	70	42	0	0
Units Redeemed	(51)	(35)	0	0
Net Increase (Decrease)	19	7	0	0
VIP - Freedom Income Investor Class
Units Issued	64	73	0	0
Units Redeemed	(48)	(92)	0	0
Net Increase (Decrease)	16	(19)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	149	23	0	0
Units Redeemed	(138)	(61)	0	0
Net Increase (Decrease)	11	(38)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	68	44	0	0
Units Redeemed	(20)	(97)	0	0
Net Increase (Decrease)	48	(53)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	274	63	0	0
Units Redeemed	(192)	(43)	0	0
Net Increase (Decrease)	82	20	0	0
VIP - Freedom 2020 Investor Class
Units Issued	298	248	0	0
Units Redeemed	(236)	(168)	0	0
Net Increase (Decrease)	62	80	0	0
VIP - Freedom 2025 Investor Class
Units Issued	39	50	0	0
Units Redeemed	(18)	(16)	0	0
Net Increase (Decrease)	21	34	0	0
VIP - Freedom 2030 Investor Class
Units Issued	45	49	0	0
Units Redeemed	(31)	(19)	0	0
Net Increase (Decrease)	14	30	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	1	13
Units Redeemed	0	0	(16)	(12)
Net Increase (Decrease)	0	0	(15)	1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(3)
Net Increase (Decrease)	0	0	(3)	(3)
VIP - Disciplined Small Cap Investor Class
Units Issued	182	127	0	0
Units Redeemed	(89)	(90)	0	0
Net Increase (Decrease)	93	37	0	0
VIP - FundsManager 20%
Units Issued	2,601	1,603	7	9
Units Redeemed	(1,337)	(508)	(1)	0
Net Increase (Decrease)	1,264	1,095	6	9
VIP - FundsManager 50%
Units Issued	2,184	1,439	0	6
Units Redeemed	(1,927)	(790)	(2)	(1)
Net Increase (Decrease)	257	649	(2)	5
VIP - FundsManager 60%
Units Issued	733	937	0	14
Units Redeemed	(297)	(76)	(1)	0
Net Increase (Decrease)	436	861	(1)	14
VIP - FundsManager 70%
Units Issued	1,271	714	0	0
Units Redeemed	(1,299)	(554)	0	0
Net Increase (Decrease)	(28)	160	0	0
VIP - FundsManager 85%
Units Issued	672	263	0	0
Units Redeemed	(557)	(337)	0	0
Net Increase (Decrease)	115	(74)	0	0
VIP - Consumer Staples Investor Class
Units Issued	163	105	0	0
Units Redeemed	(91)	(147)	0	0
Net Increase (Decrease)	72	(42)	0	0
VIP - Materials Investor Class
Units Issued	250	263	0	0
Units Redeemed	(214)	(102)	0	0
Net Increase (Decrease)	36	161	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Telecommunications Investor Class
Units Issued	69	66	0	0
Units Redeemed	(34)	(55)	0	0
Net Increase (Decrease)	35	11	0	0
VIP - Emerging Markets Investor Class
Units Issued	405	363	0	0
Units Redeemed	(433)	(51)	0	0
Net Increase (Decrease)	(28)	312	0	0
UIF - Emerging Markets Equity
Units Issued	319	196	0	0
Units Redeemed	(241)	(147)	0	0
Net Increase (Decrease)	78	49	0	0
UIF - Emerging Market Debt
Units Issued	695	227	0	0
Units Redeemed	(300)	(85)	0	0
Net Increase (Decrease)	395	142	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	68	47	0	0
Units Redeemed	(139)	(92)	0	0
Net Increase (Decrease)	(71)	(45)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	280	71	0	0
Units Redeemed	(288)	(32)	0	0
Net Increase (Decrease)	(8)	39	0	0
CST - International Equity Flex I
Units Issued	0	14	0	0
Units Redeemed	0	(50)	0	0
Net Increase (Decrease)	0	(36)	0	0
CST - International Equity Flex III (a)
Units Issued	21	19	0	0
Units Redeemed	(12)	0	0	0
Net Increase (Decrease)	9	19	0	0
Lazard - Retirement Emerging Markets
Units Issued	611	1,162	0	0
Units Redeemed	(313)	(927)	0	0
Net Increase (Decrease)	298	235	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
SAI - Mid Cap Value Investor Class
Units Issued	0	26	0	0
Units Redeemed	0	(61)	0	0
Net Increase (Decrease)	0	(35)	0	0
SAI - Small Cap Blend Investor Class
Units Issued	0	50	0	0
Units Redeemed	0	(106)	0	0
Net Increase (Decrease)	0	(56)	0	0
PVIT - Low Duration (a)
Units Issued	4,344	1,446	0	0
Units Redeemed	(1,913)	(73)	0	0
Net Increase (Decrease)	2,431	1,373	0	0
PVIT - Real Return (a)
Units Issued	2,835	737	0	0
Units Redeemed	(1,136)	(42)	0	0
Net Increase (Decrease)	1,699	695	0	0
PVIT - Total Return (a)
Units Issued	3,978	1,379	0	0
Units Redeemed	(1,372)	(18)	0	0
Net Increase (Decrease)	2,606	1,361	0	0
	Fidelity Growth and Guaranteed Income
(in thousands)	2010	2009
VIP - Money Market Investor Class
Units Issued	38	3,697
Units Redeemed	(36)	(4,051)
Net Increase (Decrease)	2	(354)
VIP - Balanced Investor Class
Units Issued	100	1,159
Units Redeemed	(305)	(535)
Net Increase (Decrease)	(205)	624
VIP - FundsManager 60%
Units Issued	0	2,462
Units Redeemed	(478)	(359)
Net Increase (Decrease)	(478)	2,103

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
VIP - Money Market Investor Class
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
VIP - High Income
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
VIP - High Income Investor Class
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
VIP - Equity-Income
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
VIP - Equity-Income Investor Class
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
VIP - Growth Investor Class
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
VIP - Overseas
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
VIP - Overseas, Class R
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
VIP - Overseas, Class R Investor Class
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
VIP - Investment Grade Bond
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
VIP - Investment Grade Bond Investor Class
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
VIP - Asset Manager Investor Class
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
VIP - Index 500
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
VIP - Asset Manager: Growth
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
VIP - Asset Manager: Growth Investor Class
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
VIP - Contrafund
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
VIP - Contrafund Investor Class
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
VIP - Balanced Investor Class
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
VIP - Dynamic Capital Appreciation
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
VIP - Dynamic Capital Appreciation Investor Class
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
VIP - Growth & Income
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
VIP - Growth & Income Investor Class
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
VIP - Growth Opportunities
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
VIP - Mid Cap
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
VIP - Mid Cap Investor Class
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
VIP - Value Strategies
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
VIP - Value Strategies Investor Class
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
VIP - Utilities
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
VIP - Utilities Investor Class
2010	153	$10.49	$13.17	1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
VIP - Technology Investor Class
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
VIP - Energy
2010	458	$25.19	$24.72	11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
VIP - Energy Investor Class
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
VIP - Health Care
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
VIP - Health Care Investor Class
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
VIP - Financial Services
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
VIP - Industrials
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
VIP - Industrials Investor Class
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
VIP - Consumer Discretionary
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
VIP - Consumer Discretionary Investor Class
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
VIP - Real Estate
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
VIP - Real Estate Investor Class
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
VIP - Strategic Income Investor Class
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
VIP - Growth Strategies
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
VIP - Growth Strategies Investor Class
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation Class R
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36% (d)
VIP - International Capital Appreciation, Class R Investor Class
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
VIP - Value Leaders
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders Investor Class
2010	127	$11.41	$16.59	$1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
VIP - Value
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
VIP - Value Investor Class
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
VIP - Growth Stock
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
VIP - Growth Stock Investor Class
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
VIP - Freedom Income
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
VIP - Freedom Income Investor Class
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
VIP - Freedom 2005 Investor Class
2010	115	$12.53	$14.83	1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
VIP - Freedom 2010
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
VIP - Freedom 2010 Investor Class
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
VIP - Freedom 2015
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
VIP - Freedom 2015 Investor Class
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
VIP - Freedom 2020
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Investor Class
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
VIP - Freedom 2025
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
VIP - Freedom 2025 Investor Class
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
VIP - Freedom 2030
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
VIP - Freedom 2030 Investor Class
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
VIP - Freedom Lifetime Income I
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	38	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50% (f)
VIP - Freedom Lifetime Income II
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71% (f)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87% (f)
VIP - Disciplined Small Cap Investor Class
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37% (f)
VIP - FundsManager 20%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01% (f)
VIP - FundsManager 50%
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33% (f)
VIP - FundsManager 60%
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61% (e)
VIP - FundsManager 70%
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24% (f)
VIP - FundsManager 85%
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45% (f)
VIP - Consumer Staples
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87% (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples Investor Class
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19% (d)
VIP - Materials
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65% (d)
VIP - Materials Investor Class
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00% (d)
VIP - Telecommunications
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%) (d)
VIP - Telecommunications Investor Class
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%) (d)
VIP - Emerging Markets
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%) (c)
VIP - Emerging Markets Investor Class
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%) (c)
UIF - Emerging Markets Equity
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
UIF - Emerging Markets Debt
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation (b)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
Invesco - Van Kampen Global Value Equity (b)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
OMIF - Growth II
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
OMIF - Small Cap
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
OMIF - Select Value
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
OMIF - Columbus Circle Technology & Communications
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
OMIF - Large Cap Growth
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
WFAF - Advantage VT Discovery
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
CST - U.S. Equity Flex I
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
CST - International Equity Flex I
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
CST - International Equity Flex II
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
CST - International Equity Flex III (a)
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90% (f)
SAI - Mid Cap Value
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%) (d)
SAI - Mid Cap Value Investor Class
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%) (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%) (d)
SAI - Small Cap Blend Investor Class
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%) (d)
PVIT - Low Duration (a)
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT - Real Return (a)
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT - Total Return (a)
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 26, 2011

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0211
1.540222.113

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2010.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2010 and 2009.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2010 and 2009.

(5) Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(6) Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(7) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(8) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC (Note 1)

(4) Variable Annuity Policy (Note 4)

(5) Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Available

(12) Not Available

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(f) Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 3)

(g) Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(h) Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for William R. Ebsworth (Note 5)

(b) Power of Attorney for Kathleen M. Graveline (Note 5)

(c) Power of Attorney for Peter G. Johannsen (Note 5)

(d) Power of Attorney for Malcolm MacKay (Note 5)

(e) Power of Attorney for Kathleen A. Murphy (Note 5)

(f) Power of Attorney for Rodney R. Rohda (Note 5)

(g) Power of Attorney for Roger T. Servison (Note 5)

(h) Power of Attorney for Jon J. Skillman (Note 5)

(i) Power of Attorney for G. Michael Slovak (Note 5)

(j) Power of Attorney for Miles Mei (Note 5)

´ (k) Power of Attorney for Jeffrey K. Cimini (Note 6)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(Note 4) Incorporated by reference from the Registration Statement's intial filing on August 9, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2010.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on June 18, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

JEFFREY K. CIMINI, President and Director

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers of Empire Fidelity Investments Life

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Developement and Risk Management
Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
Miles Mei	Treasurer
David A. Golino	Senior Vice President and Chief Financial Officer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Jeffrey C. Wall	Assistant Vice President, Operations
Felicia F. Tierney	Vice President, Human Resources
Ed Cady	Vice President, Systems and Technology
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brett Wollam	Senior Vice President, Marketing

The principal business address of each of the above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2011 there were 0 Qualified Contracts and 4,802 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer, and President
	Michael Durbin	Director
	Kathleen Murphy	Director
	Jeffrey Lagarce	Director
	John W. Callahan	Executive Vice President
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	J. Gregory Wass	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Secretary
	Peter D. Stahl	Assistant Secretary
	Susan Sturdy	Assistant Secretary
	Jim Smith	Senior Vice President, Real Estate
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2010, 2009, and 2008 were $3,701,701, $3,347,789, and $3,479,222 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2011.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini			Edward M. Shea,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2011.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney in Fact)*
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)